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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Intermediate Bond Portfolio

The schedules are not audited.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 31.9%
		Basic Materials: 1.3%
370,000		Agrium, Inc., 3.375%, 03/15/25	$351,140	0.0
2,879,000		Agrium, Inc., 5.250%, 01/15/45	2,986,456	0.1
1,220,000		Albemarle Corp., 3.000%, 12/01/19	1,226,560	0.0
2,587,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	2,420,821	0.1
4,000,000		ArcelorMittal, 6.250%, 03/01/21	3,615,000	0.1
5,151,000		Barrick Gold Corp., 4.100%, 05/01/23	4,615,414	0.1
2,834,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	2,878,902	0.1
4,000,000		Eagle Spinco, Inc., 4.625%, 02/15/21	3,400,080	0.1
4,870,000		Eastman Chemical Co., 2.700%, 01/15/20	4,870,774	0.1
1,135,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	737,750	0.0
4,500,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	4,527,117	0.1
5,579,000	#	Georgia-Pacific LLC, 3.600%, 03/01/25	5,587,491	0.1
6,047,000	#,L	Glencore Funding LLC, 2.875%, 04/16/20	4,842,534	0.1
5,715,000		Goldcorp, Inc., 3.700%, 03/15/23	5,348,943	0.1
2,565,000	L	Huntsman International LLC, 4.875%, 11/15/20	2,241,554	0.0
5,267,000		LYB International Finance BV, 4.000%, 07/15/23	5,302,126	0.1
1,000,000		PolyOne Corp., 5.250%, 03/15/23	950,500	0.0
5,805,000		Rockwood Specialties Group, Inc., 4.625%, 10/15/20	6,010,265	0.1
3,033,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	2,395,745	0.0
1,733,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	1,439,120	0.0
			65,748,292	1.3

		Communications: 3.9%
2,002,000		21st Century Fox America, Inc., 3.000%, 09/15/22	1,976,296	0.0
6,026,000	#	Alibaba Group Holding Ltd., 3.600%, 11/28/24	5,640,698	0.1
5,790,000		AT&T, Inc., 3.400%, 05/15/25	5,540,075	0.1
5,416,000	L	AT&T, Inc., 3.900%, 03/11/24	5,519,370	0.1
3,035,000		AT&T, Inc., 4.800%, 06/15/44	2,821,946	0.1
2,392,000		AT&T, Inc., 5.350%, 09/01/40	2,372,154	0.1
2,350,000		Cablevision Systems Corp., 8.625%, 09/15/17	2,455,750	0.1
4,874,000		CBS Corp., 2.300%, 08/15/19	4,839,219	0.1
5,456,000		CBS Corp., 3.700%, 08/15/24	5,357,486	0.1
2,415,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	2,433,209	0.1
1,000,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	925,000	0.0
4,297,000	#	CCO Safari II LLC, 4.464%, 07/23/22	4,301,899	0.1
6,594,000	#	CCO Safari II LLC, 4.908%, 07/23/25	6,575,161	0.1
4,390,000		Cisco Systems, Inc., 3.500%, 06/15/25	4,537,767	0.1
2,200,000		Cisco Systems, Inc., 3.000%, 06/15/22	2,244,735	0.0
7,593,000	#	Cox Communications, Inc., 3.850%, 02/01/25	7,209,364	0.1
1,000,000		CSC Holdings LLC, 5.250%, 06/01/24	791,250	0.0
3,818,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	3,849,491	0.1
1,268,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.950%, 01/15/25	1,245,567	0.0
3,069,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	2,895,491	0.1
4,000,000		DISH DBS Corp., 5.125%, 05/01/20	3,720,000	0.1
1,000,000		DISH DBS Corp., 5.000%, 03/15/23	840,000	0.0
4,221,000		eBay, Inc., 2.875%, 08/01/21	4,121,397	0.1
941,000		eBay, Inc., 3.450%, 08/01/24	896,801	0.0
3,962,000		eBay, Inc., 4.000%, 07/15/42	3,067,792	0.1
1,000,000		Equinix, Inc., 5.375%, 04/01/23	983,100	0.0
2,440,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	2,247,850	0.0
1,541,000		Motorola Solutions, Inc., 3.750%, 05/15/22	1,437,496	0.0
1,166,000		Motorola Solutions, Inc., 4.000%, 09/01/24	1,054,519	0.0
975,000		Netflix, Inc., 5.750%, 03/01/24	999,375	0.0
4,000,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 02/15/24	4,070,000	0.1
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,476,312	0.1
2,040,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	2,043,900	0.0
3,970,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	3,904,662	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,500,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	$2,550,000	0.1
3,343,000		TEGNA, Inc., 5.125%, 10/15/19	3,401,502	0.1
1,425,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	1,458,281	0.0
2,907,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	2,937,567	0.1
7,817,000		Time Warner Cable, Inc., 4.050%, 12/15/23	8,059,436	0.2
5,943,000		Time Warner Cable, Inc., 5.350%, 12/15/43	6,279,291	0.1
5,133,000		Time Warner Cable, Inc., 5.875%, 11/15/40	4,903,673	0.1
1,186,000		Time Warner Cable, Inc., 6.500%, 11/15/36	1,382,889	0.0
4,000,000		T-Mobile USA, Inc., 6.250%, 04/01/21	3,996,000	0.1
1,000,000		T-Mobile USA, Inc., 6.731%, 04/28/22	1,000,000	0.0
7,380,000		Verizon Communications, Inc., 3.000%, 11/01/21	7,370,546	0.2
9,320,000		Verizon Communications, Inc., 3.500%, 11/01/24	9,205,699	0.2
1,853,000		Verizon Communications, Inc., 4.150%, 03/15/24	1,920,733	0.0
2,705,000		Verizon Communications, Inc., 4.862%, 08/21/46	2,540,817	0.1
2,318,000		Verizon Communications, Inc., 5.012%, 08/21/54	2,128,758	0.0
5,179,000		Verizon Communications, Inc., 5.050%, 03/15/34	5,161,557	0.1
14,646,000		Verizon Communications, Inc., 5.150%, 09/15/23	16,184,343	0.3
1,363,000		Verizon Communications, Inc., 6.550%, 09/15/43	1,619,138	0.0
4,430,000		Walt Disney Co., 3.150%, 09/17/25	4,504,743	0.1
			192,000,105	3.9

		Consumer, Cyclical: 1.6%
6,641,000		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	6,607,795	0.1
5,300,000		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/29	5,319,610	0.1
2,105,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	2,173,413	0.0
80,488		CVS Pass-Through Trust, 6.943%, 01/10/30	95,644	0.0
3,868,000		CVS Health Corp., 3.500%, 07/20/22	3,997,795	0.1
6,847,000		CVS Health Corp., 5.125%, 07/20/45	7,397,081	0.1
2,920,000		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	2,938,250	0.1
2,064,000		Ford Motor Co., 4.750%, 01/15/43	1,944,395	0.0
5,560,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	5,548,241	0.1
1,633,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,958,991	0.0
4,825,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	4,678,899	0.1
5,015,000		Johnson Controls, Inc., 4.625%, 07/02/44	4,622,270	0.1
3,060,000		Kohl's Corp., 4.750%, 12/15/23	3,252,636	0.1
5,723,000		Kohl's Corp., 5.550%, 07/17/45	5,629,652	0.1
4,000,000		Lennar Corp., 4.500%, 06/15/19	4,064,000	0.1
4,000,000		LKQ Corp., 4.750%, 05/15/23	3,870,000	0.1
8,900,000		McDonald's Corp., 3.375%, 05/26/25	8,956,141	0.2
5,417,000		MDC Holdings, Inc., 6.000%, 01/15/43	4,414,855	0.1
2,306,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	2,628,840	0.1
1,488,000		Yum! Brands, Inc., 5.350%, 11/01/43	1,434,700	0.0
			81,533,208	1.6

		Consumer, Non-cyclical: 5.9%
5,450,000		AbbVie, Inc., 2.500%, 05/14/20	5,426,140	0.1
2,950,000		AbbVie, Inc., 3.200%, 11/06/22	2,936,138	0.1
3,830,000		AbbVie, Inc., 3.600%, 05/14/25	3,790,562	0.1
3,970,000		AbbVie, Inc., 4.700%, 05/14/45	3,869,269	0.1
6,566,000		Actavis Funding SCS, 3.450%, 03/15/22	6,485,652	0.1
5,943,000		Actavis Funding SCS, 3.850%, 06/15/24	5,809,372	0.1
6,948,000		Actavis Funding SCS, 4.850%, 06/15/44	6,359,560	0.1
8,046,000		Altria Group, Inc., 2.625%, 01/14/20	8,140,090	0.2
4,420,000		AmerisourceBergen Corp., 3.250%, 03/01/25	4,309,319	0.1
1,619,000		Amgen, Inc., 3.875%, 11/15/21	1,708,361	0.0
1,484,000		Amsurg Corp., 5.625%, 07/15/22	1,487,710	0.0
5,230,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	5,324,375	0.1
4,120,000	#	BAT International Finance PLC, 3.500%, 06/15/22	4,241,210	0.1
4,607,000		Becton Dickinson and Co., 1.800%, 12/15/17	4,629,676	0.1
4,607,000		Becton Dickinson and Co., 2.675%, 12/15/19	4,666,168	0.1
3,584,000		Becton Dickinson and Co., 3.734%, 12/15/24	3,656,952	0.1
6,650,000		Biogen, Inc., 4.050%, 09/15/25	6,735,891	0.1
4,374,000		Cardinal Health, Inc., 2.400%, 11/15/19	4,431,776	0.1
7,362,000		Celgene Corp., 2.250%, 05/15/19	7,448,010	0.2

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
6,107,000		Celgene Corp., 3.875%, 08/15/25	$6,123,202	0.1
4,000,000		Constellation Brands, Inc., 3.750%, 05/01/21	3,980,000	0.1
3,110,000		Danaher Corp., 2.400%, 09/15/20	3,141,339	0.1
2,220,000		Danaher Corp., 3.350%, 09/15/25	2,268,352	0.0
7,192,000		General Mills, Inc., 2.200%, 10/21/19	7,267,811	0.1
5,925,000		Gilead Sciences, Inc., 3.500%, 02/01/25	5,976,453	0.1
10,950,000		Gilead Sciences, Inc., 3.650%, 03/01/26	11,001,060	0.2
3,000,000		HCA, Inc., 5.875%, 03/15/22	3,225,000	0.1
5,880,000	#	HJ Heinz Co., 2.800%, 07/02/20	5,925,376	0.1
10,230,000	#	HJ Heinz Co., 3.950%, 07/15/25	10,492,267	0.2
2,717,000		Humana, Inc., 3.150%, 12/01/22	2,684,475	0.1
3,770,000	#	Imperial Tobacco Finance PLC, 2.950%, 07/21/20	3,796,891	0.1
4,260,000	#	Imperial Tobacco Finance PLC, 3.750%, 07/21/22	4,307,120	0.1
8,660,000		Kroger Co., 2.300%, 01/15/19	8,716,870	0.2
4,607,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	4,655,949	0.1
10,144,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	10,179,332	0.2
4,460,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	4,389,197	0.1
5,783,000		McKesson Corp., 2.284%, 03/15/19	5,800,424	0.1
5,843,000		Medtronic, Inc., 3.150%, 03/15/22	5,932,334	0.1
7,921,000		Medtronic, Inc., 3.500%, 03/15/25	8,095,294	0.2
5,046,000		Medtronic, Inc., 4.375%, 03/15/35	5,113,465	0.1
4,560,000		Merck & Co., Inc., 1.850%, 02/10/20	4,573,338	0.1
11,072,000		Merck & Co., Inc., 2.350%, 02/10/22	10,924,244	0.2
4,980,000		Merck & Co., Inc., 2.750%, 02/10/25	4,855,271	0.1
5,278,000		Philip Morris International, Inc., 3.375%, 08/11/25	5,306,633	0.1
5,876,000		Philip Morris International, Inc., 4.250%, 11/10/44	5,694,267	0.1
2,200,000		Reynolds American, Inc., 4.450%, 06/12/25	2,307,360	0.0
1,990,000		Reynolds American, Inc., 5.700%, 08/15/35	2,169,946	0.0
470,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	443,562	0.0
725,000		St Jude Medical, Inc., 3.250%, 04/15/23	715,173	0.0
6,375,000		St Jude Medical, Inc., 4.750%, 04/15/43	6,285,731	0.1
4,539,000		Synchrony Financial, 3.750%, 08/15/21	4,591,639	0.1
3,681,000		Synchrony Financial, 3.000%, 08/15/19	3,713,680	0.1
4,420,000		Sysco Corp., 2.600%, 10/01/20	4,427,147	0.1
6,043,000		Tyson Foods, Inc., 3.950%, 08/15/24	6,169,015	0.1
642,000		Tyson Foods, Inc., 5.150%, 08/15/44	676,450	0.0
2,110,000		UnitedHealth Group, Inc., 4.750%, 07/15/45	2,234,950	0.0
4,440,000		UnitedHealth Group, Inc., 3.750%, 07/15/25	4,596,963	0.1
5,000,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	4,762,500	0.1
3,222,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	3,281,294	0.1
3,810,000		Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	3,538,168	0.1
			295,795,773	5.9

		Diversified: 0.1%
6,320,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	6,305,824	0.1
200,000	#	Nemak SA de CV, 5.500%, 02/28/23	197,000	0.0
			6,502,824	0.1

		Energy: 3.4%
1,956,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	2,111,750	0.0
5,420,000		BP Capital Markets PLC, 2.315%, 02/13/20	5,443,864	0.1
3,998,000		BP Capital Markets PLC, 3.062%, 03/17/22	4,011,213	0.1
3,949,000		Cenovus Energy, Inc., 3.800%, 09/15/23	3,720,783	0.1
4,180,000	#	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	4,067,069	0.1
5,008,000		ConocoPhillips Co., 3.350%, 11/15/24	4,900,123	0.1
4,058,000		ConocoPhillips Co., 4.300%, 11/15/44	3,853,416	0.1
3,318,000	L	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	2,873,577	0.1
5,393,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	4,933,883	0.1
4,760,000	#	Enable Midstream Partners L.P., 3.900%, 05/15/24	4,206,717	0.1
2,932,000		Enbridge Energy Partners, 9.875%, 03/01/19	3,542,733	0.1
3,337,000		Enbridge, Inc., 3.500%, 06/10/24	3,023,943	0.1
1,439,000		Enbridge, Inc., 4.500%, 06/10/44	1,128,261	0.0
771,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	770,899	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
6,117,000		Energy Transfer Partners L.P., 5.150%, 02/01/43	$4,834,895	0.1
654,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	582,249	0.0
3,770,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	4,501,395	0.1
4,375,000	L	Ensco PLC, 4.500%, 10/01/24	3,238,716	0.1
4,260,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	4,035,809	0.1
3,140,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	3,007,065	0.1
3,970,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	3,578,550	0.1
551,000		Enterprise Products Operating LLC, 5.700%, 02/15/42	555,176	0.0
2,619,000		FMC Technologies, Inc., 3.450%, 10/01/22	2,452,471	0.0
3,253,000		Halliburton Co., 4.750%, 08/01/43	3,239,308	0.1
3,326,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	3,029,278	0.1
5,055,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	4,082,378	0.1
4,312,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	3,882,702	0.1
340,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	265,593	0.0
5,110,000		Marathon Oil Corp., 3.850%, 06/01/25	4,557,829	0.1
2,100,000		Marathon Oil Corp., 5.200%, 06/01/45	1,778,272	0.0
1,232,000		Marathon Petroleum Corp., 4.750%, 09/15/44	1,099,698	0.0
2,271,000		Marathon Petroleum Corp., 5.000%, 09/15/54	1,993,559	0.0
5,151,000		Marathon Petroleum Corp., 6.500%, 03/01/41	5,488,921	0.1
5,878,000		Occidental Petroleum Corp., 3.500%, 06/15/25	5,870,888	0.1
1,510,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,501,089	0.0
1,560,000		ONEOK Partners L.P., 3.375%, 10/01/22	1,405,761	0.0
7,513,000		Phillips 66, 4.875%, 11/15/44	7,272,035	0.1
1,315,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,218,094	0.0
1,315,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	1,278,837	0.0
4,586,000		Rowan Cos, Inc., 5.850%, 01/15/44	2,874,087	0.1
7,530,000		Shell International Finance BV, 3.250%, 05/11/25	7,464,557	0.1
1,780,000		Shell International Finance BV, 4.375%, 05/11/45	1,759,863	0.0
4,313,000		Spectra Energy Partners L.P., 3.500%, 03/15/25	4,036,463	0.1
7,090,000		Statoil ASA, 2.450%, 01/17/23	6,772,623	0.1
3,128,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	2,851,147	0.1
2,200,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	1,794,676	0.0
9,500,000		Transocean, Inc., 4.300%, 10/15/22	5,913,750	0.1
3,608,000		Williams Cos, Inc., 4.550%, 06/24/24	2,866,805	0.1
8,967,000		Williams Partners L.P., 3.600%, 03/15/22	8,267,969	0.2
366,000		Williams Partners L.P., 6.300%, 04/15/40	330,217	0.0
			168,270,956	3.4

		Financial: 11.1%
5,190,000	#	ABN AMRO Bank NV, 4.750%, 07/28/25	5,163,303	0.1
8,766,400		Aegon NV, 2.619%, 07/29/49	7,004,257	0.1
4,097,000		American International Group, Inc., 3.750%, 07/10/25	4,170,680	0.1
957,000		American International Group, Inc., 3.875%, 01/15/35	883,666	0.0
459,000		American International Group, Inc., 8.175%, 05/15/68	608,175	0.0
2,546,000		Air Lease Corp., 3.750%, 02/01/22	2,536,391	0.1
3,514,000		Air Lease Corp., 3.875%, 04/01/21	3,566,710	0.1
6,726,000		Air Lease Corp., 4.250%, 09/15/24	6,608,295	0.1
3,300,000		Ally Financial, Inc., 7.500%, 09/15/20	3,753,750	0.1
6,781,000		American Tower Corp., 3.400%, 02/15/19	6,986,078	0.1
2,012,000		American Tower Corp., 4.500%, 01/15/18	2,117,805	0.0
2,283,000		AvalonBay Communities, Inc., 3.500%, 11/15/24	2,280,938	0.0
7,900,000		Bank of America Corp., 3.875%, 08/01/25	8,026,985	0.2
3,530,000		Bank of America Corp., 3.950%, 04/21/25	3,442,283	0.1
4,718,000		Bank of America Corp., 4.125%, 01/22/24	4,942,662	0.1
5,001,000		Bank of America Corp., 4.250%, 10/22/26	4,957,146	0.1
4,602,000		Bank of America Corp., 4.200%, 08/26/24	4,602,055	0.1
3,340,000		Bank of America Corp., 4.000%, 04/01/24	3,445,364	0.1
2,210,000		Bank of America Corp., 4.750%, 04/21/45	2,127,803	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
6,475,000	#	Barclays Bank PLC, 6.050%, 12/04/17	$7,009,531	0.1
4,347,000		Barclays PLC, 3.650%, 03/16/25	4,157,810	0.1
6,618,000	#	BNP Paribas SA, 4.375%, 09/28/25	6,467,831	0.1
6,796,000	#	BPCE SA, 5.150%, 07/21/24	6,922,052	0.1
2,310,000		Capital One NA/Mclean VA, 1.650%, 02/05/18	2,294,271	0.0
7,000,000		Citigroup, Inc., 1.800%, 02/05/18	6,997,186	0.1
6,180,000		Citigroup, Inc., 4.000%, 08/05/24	6,127,736	0.1
9,416,000		Citigroup, Inc., 5.500%, 09/13/25	10,298,910	0.2
2,517,000		Citigroup, Inc., 6.675%, 09/13/43	3,094,566	0.1
13,870,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	13,857,323	0.3
6,677,000		Comerica, Inc., 3.800%, 07/22/26	6,676,887	0.1
6,240,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	6,259,481	0.1
1,778,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,192,719	0.0
6,211,000		Corporate Office Properties L.P., 3.700%, 06/15/21	6,100,674	0.1
8,327,000	#	Credit Agricole SA, 4.375%, 03/17/25	8,054,091	0.2
15,536,870	#	Credit Suisse AG, 6.500%, 08/08/23	16,770,249	0.3
3,997,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	3,890,972	0.1
5,703,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	5,716,932	0.1
6,922,000		Credit Suisse/New York NY, 1.750%, 01/29/18	6,924,976	0.1
13,673,000		Deutsche Bank AG/London, 1.875%, 02/13/18	13,635,276	0.3
1,010,000		Discover Financial Services, 6.450%, 06/12/17	1,088,913	0.0
7,370,000		Equity One, Inc., 3.750%, 11/15/22	7,232,218	0.1
3,373,000		Essex Portfolio L.P., 3.500%, 04/01/25	3,283,592	0.1
8,648,000		Fifth Third Bancorp, 4.500%, 06/01/18	9,207,033	0.2
2,200,000		General Electric Capital Corp., 6.250%, 12/15/49	2,389,750	0.1
8,300,000		General Electric Capital Corp., 7.125%, 12/15/49	9,596,875	0.2
7,969,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	7,989,353	0.2
2,391,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	2,452,913	0.1
7,256,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	7,407,542	0.2
2,495,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	2,459,566	0.1
7,221,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	8,634,027	0.2
4,896,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	6,323,458	0.1
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	6,621,919	0.1
5,244,000		HCP, Inc., 3.875%, 08/15/24	5,141,967	0.1
5,270,000		HCP, Inc., 4.000%, 06/01/25	5,188,963	0.1
5,436,000		HSBC Holdings PLC, 6.375%, 03/29/49	5,198,175	0.1
300,000		International Lease Finance Corp., 5.750%, 05/15/16	304,875	0.0
3,000,000	#	International Lease Finance Corp., 6.750%, 09/01/16	3,108,750	0.1
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,793,108	0.1
5,006,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	5,192,318	0.1
4,628,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	4,938,085	0.1
6,255,000		JPMorgan Chase & Co., 3.875%, 09/10/24	6,209,276	0.1
6,068,000		JPMorgan Chase & Co., 3.900%, 07/15/25	6,214,943	0.1
8,277,000		JPMorgan Chase & Co., 4.125%, 12/15/26	8,266,488	0.2
4,554,000		JPMorgan Chase & Co., 6.100%, 10/29/49	4,530,092	0.1
2,282,000		JPMorgan Chase & Co., 6.000%, 12/29/49	2,252,049	0.0
4,926,000		JPMorgan Chase & Co., 6.125%, 12/29/49	4,926,000	0.1
6,071,000		KeyBank NA/Cleveland OH, 2.250%, 03/16/20	6,063,156	0.1
5,744,000		KeyBank NA/Cleveland OH, 3.300%, 06/01/25	5,699,208	0.1
7,438,000		Kimco Realty Corp., 3.125%, 06/01/23	7,233,611	0.1
6,654,000		Manufacturers & Traders Trust Co., 2.100%, 02/06/20	6,618,760	0.1
3,974,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	3,901,514	0.1
8,760,000		Morgan Stanley, 2.800%, 06/16/20	8,828,836	0.2
7,374,000		Morgan Stanley, 3.875%, 04/29/24	7,542,983	0.2
3,219,000		Morgan Stanley, 3.950%, 04/23/27	3,108,740	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
6,680,000		Morgan Stanley, 4.000%, 07/23/25	$6,838,109	0.1
1,380,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	1,447,275	0.0
3,455,000	#	Nordea Bank AB, 6.125%, 12/29/49	3,416,131	0.1
4,286,000		PNC Bank NA, 2.250%, 07/02/19	4,315,222	0.1
5,260,000		Principal Financial Group, Inc., 3.400%, 05/15/25	5,187,733	0.1
2,757,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	2,830,066	0.1
600,000	#	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	702,000	0.0
9,026,000		Santander Bank NA, 2.000%, 01/12/18	9,000,565	0.2
3,930,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	3,862,966	0.1
7,369,000	#	Santander UK Group Holdings PLC, 4.750%, 09/15/25	7,321,706	0.1
4,940,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.250%, 10/28/25	4,762,684	0.1
4,782,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	4,722,521	0.1
6,071,000		Simon Property Group L.P., 3.500%, 09/01/25	6,089,462	0.1
5,054,000	#	Societe Generale SA, 4.250%, 04/14/25	4,801,507	0.1
4,000,000		Springleaf Finance Corp., 6.900%, 12/15/17	4,190,000	0.1
9,380,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	9,441,458	0.2
4,379,000		Synchrony Financial, 2.700%, 02/03/20	4,334,128	0.1
6,475,000		UBS AG/Stamford CT, 7.625%, 08/17/22	7,460,366	0.2
6,620,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	6,606,674	0.1
222,000		Vornado Realty L.P., 2.500%, 06/30/19	221,831	0.0
2,455,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	2,476,356	0.1
4,725,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	4,707,314	0.1
6,784,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	6,692,972	0.1
4,220,000		Wells Fargo & Co., 3.900%, 05/01/45	3,899,892	0.1
9,440,000		Wells Fargo & Co., 4.100%, 06/03/26	9,539,979	0.2
3,341,000		Wells Fargo & Co., 4.650%, 11/04/44	3,290,357	0.1
4,487,000		Wells Fargo & Co., 5.900%, 12/29/49	4,498,218	0.1
4,566,000		Wells Fargo & Co., 4.300%, 07/22/27	4,662,105	0.1
4,290,000		XLIT Ltd., 5.500%, 03/31/45	4,054,153	0.1
			550,996,625	11.1

		Industrial: 1.1%
4,853,000	#	AP Moeller - Maersk A/S, 2.550%, 09/22/19	4,889,174	0.1
4,135,000		Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	4,074,352	0.1
1,425,000		Case New Holland, Inc., 7.875%, 12/01/17	1,510,500	0.0
308,000	#,L	Cemex SAB de CV, 6.125%, 05/05/25	281,050	0.0
1,550,000		Cummins, Inc., 4.875%, 10/01/43	1,663,604	0.0
5,387,000		Eaton Corp., 1.500%, 11/02/17	5,383,736	0.1
6,137,000		Emerson Electric Co., 2.625%, 12/01/21	6,207,434	0.1
3,012,000		Harris Corp., 3.832%, 04/28/25	2,955,941	0.1
4,755,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	4,935,414	0.1
2,304,000		Jabil Circuit, Inc., 7.750%, 07/15/16	2,390,400	0.1
6,710,000		Lockheed Martin Corp., 3.800%, 03/01/45	6,118,829	0.1
4,450,000	#	Siemens Financieringsmaatschappij NV, 3.250%, 05/27/25	4,461,218	0.1
3,384,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	3,386,450	0.1
4,400,000		Tyco International Finance SA, 3.900%, 02/14/26	4,466,559	0.1
			52,724,661	1.1

		Technology: 2.2%
13,940,000		Apple, Inc., 1.550%, 02/07/20	13,798,857	0.3
6,730,000		Apple, Inc., 2.150%, 02/09/22	6,568,567	0.1
2,040,000		Apple, Inc., 2.500%, 02/09/25	1,940,974	0.0
415,000		Apple, Inc., 4.450%, 05/06/44	414,293	0.0
3,750,000		Applied Materials, Inc., 3.900%, 10/01/25	3,743,558	0.1
4,631,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	4,408,416	0.1
2,449,000		Hewlett-Packard Co., 2.600%, 09/15/17	2,486,509	0.1
1,998,000		Hewlett-Packard Co., 5.400%, 03/01/17	2,104,957	0.0
5,155,000		HP Enterprise Co., 2.479%, 10/05/17	5,152,113	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
3,867,000		HP Enterprise Co., 2.895%, 10/05/18	$3,862,050	0.1
1,570,000		HP Enterprise Co., 4.900%, 10/15/25	1,565,683	0.0
3,140,000		HP Enterprise Co., 6.200%, 10/15/35	3,138,179	0.1
3,140,000		HP Enterprise Co., 6.350%, 10/15/45	3,137,865	0.1
2,020,000		HP Enterprise Co., 3.600%, 10/15/20	2,019,434	0.0
2,470,000		HP Enterprise Co., 4.400%, 10/15/22	2,465,109	0.0
6,560,000		Intel Corp., 3.700%, 07/29/25	6,747,990	0.1
6,980,000		International Business Machines Corp., 1.125%, 02/06/18	6,965,510	0.1
4,430,000		KLA-Tencor Corp., 4.125%, 11/01/21	4,510,391	0.1
3,220,000		Microsoft Corp., 2.375%, 02/12/22	3,215,705	0.1
3,500,000		Microsoft Corp., 3.500%, 02/12/35	3,262,833	0.1
5,282,000		Oracle Corp., 2.950%, 05/15/25	5,158,195	0.1
4,589,000		Oracle Corp., 3.625%, 07/15/23	4,782,417	0.1
5,926,000		Oracle Corp., 4.125%, 05/15/45	5,609,149	0.1
6,570,000		Qualcomm, Inc., 4.800%, 05/20/45	5,761,292	0.1
5,330,000		QUALCOMM, Inc., 3.450%, 05/20/25	5,041,226	0.1
4,170,000	#	Seagate HDD Cayman, 4.875%, 06/01/27	3,888,967	0.1
			111,750,239	2.2

		Utilities: 1.3%
1,193,000		American Electric Power Co., Inc., 1.650%, 12/15/17	1,189,955	0.0
4,734,000		Berkshire Hathaway Energy Co., 3.500%, 02/01/25	4,771,659	0.1
4,390,000	#	Calpine Corp., 6.000%, 01/15/22	4,571,087	0.1
2,190,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	2,011,574	0.0
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	2,521,098	0.1
4,130,000		Exelon Corp., 2.850%, 06/15/20	4,170,941	0.1
3,350,000		Exelon Generation Co. LLC, 4.250%, 06/15/22	3,433,626	0.1
2,404,000		FirstEnergy Corp., 2.750%, 03/15/18	2,411,931	0.0
2,203,000		FirstEnergy Corp., 4.250%, 03/15/23	2,218,646	0.0
7,661,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	7,707,954	0.2
2,520,000		Metropolitan Edison, 7.700%, 01/15/19	2,935,949	0.1
2,398,000		Nevada Power Co., 7.125%, 03/15/19	2,791,584	0.1
7,871,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	7,933,464	0.2
2,927,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	2,960,936	0.1
1,698,000		Nisource Finance Corp., 5.950%, 06/15/41	1,982,250	0.0
1,055,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	1,110,778	0.0
4,393,000		Pacific Gas & Electric Co., 3.400%, 08/15/24	4,415,672	0.1
2,328,000		Southwestern Electric Power, 5.550%, 01/15/17	2,449,927	0.0
2,420,000		TransAlta Corp., 4.500%, 11/15/22	2,378,149	0.0
			63,967,180	1.3

	Total Corporate Bonds/Notes
	(Cost $1,608,767,436)		1,589,289,863	31.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 10.9%
10,479,302		Alternative Loan Trust 2005-10CB 1A1, 0.694%, 05/25/35	8,878,138	0.2
8,406,263		Alternative Loan Trust 2005-51 3A2A, 1.489%, 11/20/35	7,458,255	0.2
4,731,437		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/35	4,433,144	0.1
2,464,194		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	2,111,915	0.0
3,203,230		Alternative Loan Trust 2006-18CB A11, 0.694%, 07/25/36	2,244,276	0.0
5,433,215		American Home Mortgage Assets Trust 2006-3 2A11, 1.139%, 10/25/46	3,955,935	0.1
999,929		American Home Mortgage Investment Trust, 2.534%, 02/25/45	1,000,702	0.0
2,690,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, 2.198%, 01/15/28	2,656,823	0.1
5,390,000	#	BAMLL Re-REMIC Trust 2015-FRR11, 1.897%, 09/27/44	5,002,028	0.1
181,199		Banc of America Funding Corp., 2.914%, 01/20/47	154,160	0.0
3,050,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.734%, 06/10/49	3,146,653	0.1
4,860,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.734%, 06/10/49	4,946,812	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,510,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.002%, 02/10/51	$2,589,788	0.1
2,150,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.002%, 02/10/51	2,201,661	0.0
965,414		Banc of America Funding Corp., 2.718%, 05/25/35	985,990	0.0
538,522		Banc of America Funding Corp., 6.000%, 08/25/37	476,538	0.0
5,040,243	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.582%, 07/10/42	5,116,903	0.1
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 C, 5.315%, 09/10/47	2,571,076	0.1
2,270,000		Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 F, 5.315%, 09/10/47	2,281,922	0.0
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.315%, 09/10/47	3,151,145	0.1
70,742	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.953%, 03/11/41	70,811	0.0
2,219,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.953%, 03/11/41	2,434,296	0.1
1,185,247		Banc of America Mortgage 2005-J Trust 2A4, 2.715%, 11/25/35	1,100,306	0.0
229,753		Banc of America Mortgage Securities, Inc., 2.748%, 07/25/33	231,075	0.0
946,108	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.235%, 11/10/38	949,391	0.0
17,600,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	917,648	0.0
6,667,516		BCAP LLC Trust 2007-AA2, 0.404%, 05/25/47	4,982,788	0.1
150,267	#	BCAP, LLC Trust, 5.345%, 03/26/37	146,771	0.0
453,021		Bear Stearns Adjustable Rate Mortgage Trust, 2.515%, 03/25/35	459,279	0.0
2,453,243		Bear Stearns Adjustable Rate Mortgage Trust, 2.660%, 10/25/35	2,420,779	0.1
1,208,249		Bear Stearns Adjustable Rate Mortgage Trust, 2.680%, 03/25/35	1,216,179	0.0
92,347		Bear Stearns Adjustable Rate Mortgage Trust, 2.752%, 01/25/34	92,489	0.0
2,830,123		Bear Stearns Adjustable Rate Mortgage Trust, 2.761%, 07/25/36	2,400,190	0.1
444,122		Bear Stearns Adjustable Rate Mortgage Trust, 2.934%, 09/25/34	430,842	0.0
36,848		Bear Stearns Adjustable Rate Mortgage Trust, 4.157%, 02/25/36	34,787	0.0
5,643,284		Bear Stearns ALT-A Trust 2005-10 22A1, 2.553%, 01/25/36	4,803,845	0.1
1,090,594		Bear Stearns Alternative-A Trust, 2.581%, 05/25/35	1,060,555	0.0
891,075		Bear Stearns Alternative-A Trust, 2.697%, 09/25/35	760,443	0.0
2,024,314		Bear Stearns Alternative-A Trust, 2.709%, 11/25/36	1,471,969	0.0
2,615,798		Bear Stearns Alternative-A Trust, 2.784%, 11/25/36	2,011,329	0.0
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.101%, 06/11/41	5,339,848	0.1
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	1,405,791	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	1,392,102	0.0
1,350,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	1,352,201	0.0
14,407		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	14,393	0.0
3,950,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.291%, 10/12/42	3,946,518	0.1
3,710,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 6.074%, 06/11/50	3,808,539	0.1
349,735		Bear Stearns Structured Products, Inc., 2.543%, 01/26/36	287,867	0.0
222,913		Bear Stearns Structured Products, Inc., 2.641%, 12/26/46	168,326	0.0
4,260,147	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	4,557,505	0.1
2,730,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.489%, 07/25/25	2,733,412	0.1
1,918,003		Chase Mortgage Finance Corp., 4.576%, 12/25/35	1,840,913	0.0
49,519		CHL Mortgage Pass-Through Trust 2005-2, 0.534%, 03/25/35	40,413	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
914,215		Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	$946,972	0.0
2,070,179		Citicorp Mortgage Securities, Inc., 6.000%, 01/25/37	2,117,985	0.0
8,285,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 5.040%, 09/10/45	8,229,043	0.2
375,130		Citigroup Mortgage Loan Trust, Inc., 2.570%, 10/25/35	372,276	0.0
5,872,587		Citigroup Mortgage Loan Trust, Inc., 2.632%, 03/25/36	5,528,789	0.1
244,622		Citigroup Mortgage Loan Trust, Inc., 2.708%, 08/25/35	243,479	0.0
3,715,791		Citigroup Mortgage Loan Trust, Inc., 2.905%, 09/25/37	3,371,300	0.1
6,982,354		Citigroup Mortgage Loan Trust, Inc., 5.500%, 09/25/35	7,134,290	0.1
680,787		Citimortgage Alternative Loan Trust, 6.000%, 02/25/37	605,118	0.0
48,883,872	^	COMM 2012-CCRE5 XA Mortgage Trust, 2.015%, 12/10/45	4,066,302	0.1
55,879,096	^	Commercial Mortgage Pass Through Certificates, 1.585%, 03/10/47	4,422,629	0.1
4,074,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.252%, 12/10/49	4,186,864	0.1
65,166,000	#,^	Commercial Mortgage Trust, 0.748%, 10/15/45	2,560,744	0.1
83,733,931	^	Commercial Mortgage Trust, 1.580%, 08/10/46	5,332,796	0.1
2,730,000		Commercial Mortgage Trust, 5.289%, 07/15/44	2,728,146	0.1
1,873,049		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.694%, 11/25/35	1,209,201	0.0
7,528,961		Countrywide Alternative Loan Trust, 0.314%, 06/25/36	6,584,626	0.1
1,488,050	^	Countrywide Alternative Loan Trust, 4.806%, 05/25/35	181,106	0.0
3,876,094		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	3,519,497	0.1
2,476,777	#	Countrywide Commercial Mortgage Trust 2007-MF1 A, 6.273%, 11/12/43	2,591,204	0.1
5,469,103		Countrywide Home Loan Mortgage Pass-through Trust, 0.394%, 04/25/46	4,845,341	0.1
95,513		Countrywide Home Loan Mortgage Pass-through Trust, 0.514%, 03/25/35	84,458	0.0
321,697	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.534%, 06/25/35	286,477	0.0
6,461,191		Countrywide Home Loan Mortgage Pass-through Trust, 2.448%, 11/25/34	6,135,954	0.1
346,346		Countrywide Home Loan Mortgage Pass-through Trust, 2.506%, 02/20/35	344,136	0.0
3,183,291		Credit Suisse Commercial Mortgage Trust Series 2006-C4, 5.460%, 09/15/39	3,283,823	0.1
950,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1 K, 5.415%, 02/25/21	953,411	0.0
3,270,000		Credit Suisse Commercial Mortgage Trust Series 2007-C4, 6.147%, 09/15/39	3,354,654	0.1
184,695	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	184,755	0.0
450,000	#	DBUBS 2011-LC2 Mortgage Trust, 5.640%, 07/10/44	482,387	0.0
1,343,000	#	DBUBS 2011-LC3 Mortgage Trust, 5.583%, 08/10/44	1,440,386	0.0
5,100,178		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.314%, 08/25/36	4,110,749	0.1
7,623,004		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.384%, 10/25/36	4,413,765	0.1
3,966,367	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.245%, 06/27/37	3,964,102	0.1
418,467		Downey Savings & Loan Association Mortgage Loan Trust, 2.486%, 07/19/44	417,719	0.0
4,660,000	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	4,659,254	0.1
3,810,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.094%, 07/25/24	3,461,459	0.1
4,810,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.194%, 05/25/25	4,586,770	0.1
4,758,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.494%, 02/25/25	4,645,083	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,150,000		Fannie Mae Connecticut Avenue Securities, 5.094%, 11/25/24	$7,180,949	0.1
590,000		Fannie Mae Connecticut Avenue Securities, 5.194%, 11/25/24	595,138	0.0
119,585,298	^	Fannie Mae Series 2011-M3 X, 0.135%, 07/25/21	1,742,155	0.0
3,440,002		First Horizon Alternative Mortgage Securities, 0.494%, 12/25/36	1,940,853	0.0
468,297		First Horizon Alternative Mortgage Securities, 2.261%, 03/25/35	372,434	0.0
23,610,089	^	First Horizon Alternative Mortgage Securities, 4.506%, 01/25/36	3,144,942	0.1
1,379,540		First Horizon Alternative Mortgage Securities, 4.674%, 02/25/36	1,305,940	0.0
3,440,002	^	First Horizon Alternative Mortgage Securities, 6.506%, 12/25/36	965,335	0.0
849,044		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	701,149	0.0
134,882		First Horizon Mortgage Pass-through Trust, 2.726%, 08/25/35	120,909	0.0
17,841,405	^	Freddie Mac Series K015 X3, 2.896%, 08/25/39	2,547,754	0.1
3,760,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.944%, 10/25/24	3,806,812	0.1
4,180,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.994%, 03/25/25	4,065,610	0.1
6,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.344%, 01/25/25	5,993,517	0.1
649,392,918	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	3,234,626	0.1
2,210,000		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust, 5.044%, 12/10/41	2,272,941	0.0
389,903		GMAC Mortgage Corp. Loan Trust, 2.865%, 11/19/35	365,823	0.0
1,743,341		Granite Master Issuer PLC, 0.396%, 12/20/54	1,737,937	0.0
99,516,939	^	GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.499%, 11/10/45	10,302,461	0.2
15,072,866	^	GS Mortgage Securities Corp. II, 1.703%, 11/10/46	1,035,162	0.0
20,517,053	^	GS Mortgage Securities Corp. II, 2.714%, 05/10/45	1,975,950	0.0
7,410,000	#	GS Mortgage Securities Trust 2010-C2, 5.359%, 12/10/43	7,764,635	0.2
19,469		GSR Mortgage Loan Trust, 2.334%, 06/25/34	18,901	0.0
1,128,199		GSR Mortgage Loan Trust, 2.702%, 09/25/35	1,134,441	0.0
619,446		GSR Mortgage Loan Trust, 5.500%, 05/25/36	572,409	0.0
4,624		GSR Mortgage Loan Trust, 6.000%, 03/25/32	4,789	0.0
136,881		Harborview Mortgage Loan Trust, 0.436%, 05/19/35	114,219	0.0
4,339,066		HomeBanc Mortgage Trust 2005-3 A2, 0.504%, 07/25/35	4,043,138	0.1
4,007,407		HomeBanc Mortgage Trust 2006-2 A1, 0.374%, 12/25/36	3,552,679	0.1
3,768,798		HomeBanc Mortgage Trust 2006-2 A2, 0.414%, 12/25/36	3,350,605	0.1
11,817,828		Homebanc Mortgage Trust, 0.434%, 07/25/35	10,958,779	0.2
750,597		Homebanc Mortgage Trust, 1.054%, 08/25/29	710,790	0.0
125,406		IndyMac INDX Mortgage Loan Trust 2004-AR11 2A, 2.551%, 12/25/34	120,133	0.0
5,319,890		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.404%, 04/25/46	4,217,742	0.1
19,880,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.443%, 12/15/47	451,876	0.0
1,270,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.740%, 05/15/41	1,322,713	0.0
90,657,182	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.752%, 01/15/46	1,752,766	0.0
2,216,329	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.639%, 10/15/37	2,227,175	0.0
2,495,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	2,491,173	0.1
3,180,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	3,161,413	0.1
3,809,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.496%, 06/12/41	3,741,676	0.1
750,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1 G, 5.944%, 03/15/46	744,671	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,910,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.618%, 05/15/45	$2,913,504	0.1
39,555,797	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.923%, 06/15/45	2,661,195	0.1
5,700,757		JP Morgan Mortgage Trust 2005-S3, 6.000%, 01/25/36	5,057,558	0.1
59,052		JP Morgan Mortgage Trust, 5.750%, 01/25/36	52,383	0.0
367,716		JPMorgan Mortgage Trust, 2.620%, 07/25/35	375,006	0.0
42,827		JPMorgan Mortgage Trust, 2.672%, 02/25/35	42,829	0.0
38,865,571	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	379,907	0.0
1,310,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.462%, 02/15/40	1,305,545	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	4,380,583	0.1
2,550,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	2,574,082	0.1
2,460,000		LB-UBS Commercial Mortgage Trust 2006-C4 AJ, 6.050%, 06/15/38	2,520,929	0.1
2,100,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.049%, 06/15/38	2,139,641	0.0
5,977,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 6.049%, 06/15/38	5,951,520	0.1
159,484,667	#,^	LB-UBS Commercial Mortgage Trust, 0.851%, 11/15/38	1,125,372	0.0
31,233,097	#,^	LB-UBS Commercial Mortgage Trust, 0.851%, 11/15/38	201,675	0.0
937,111		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	937,914	0.0
1,500,000	#	LB-UBS Commercial Mortgage Trust, 5.091%, 10/15/36	1,544,949	0.0
3,390,000	#	LB-UBS Commercial Mortgage Trust, 5.244%, 10/15/36	3,542,711	0.1
4,830,000	#	LB-UBS Commercial Mortgage Trust, 6.095%, 09/15/39	4,957,295	0.1
4,450,000	#	LB-UBS Commercial Mortgage Trust, 6.095%, 09/15/39	4,577,515	0.1
2,920,774	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	2,930,363	0.1
4,597,376		Lehman Mortgage Trust 2005-1 1A3, 5.500%, 11/25/35	4,336,824	0.1
4,466,000		Lehman XS Trust Series 2005-5N 1A2, 0.554%, 11/25/35	3,619,157	0.1
8,006,426		Lehman XS Trust Series 2006-14N 2A, 0.394%, 09/25/46	6,471,626	0.1
166,079		Merrill Lynch Mortgage Investors Trust, 2.248%, 05/25/33	161,598	0.0
1,072,470		Merrill Lynch Mortgage Investors, Inc., 0.404%, 02/25/36	990,932	0.0
2,810,558		Merrill Lynch Mortgage Investors, Inc., 0.574%, 08/25/35	2,565,064	0.1
408,938		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	409,095	0.0
102,134		MLCC Mortgage Investors, Inc., 0.444%, 11/25/35	97,043	0.0
137,312		MLCC Mortgage Investors, Inc., 0.444%, 11/25/35	129,341	0.0
60,745		MLCC Mortgage Investors, Inc., 1.197%, 10/25/35	57,999	0.0
4,700,705		MLCC Mortgage Investors, Inc., 2.226%, 11/25/35	4,617,660	0.1
3,850,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.845%, 08/15/45	3,943,809	0.1
2,900,000		Morgan Stanley Capital I Trust 2007-HQ12 C, 5.902%, 04/12/49	2,956,609	0.1
1,160,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.461%, 01/11/43	1,200,218	0.0
3,305,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.564%, 09/15/47	3,551,619	0.1
3,325,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.564%, 09/15/47	3,521,275	0.1
718,400	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	726,867	0.0
1,160,000	#	Morgan Stanley Dean Witter Capital I, 7.761%, 07/15/33	1,301,046	0.0
2,337,884		Morgan Stanley Mortgage Loan Trust 2006-3AR 2A1, 2.793%, 03/25/36	1,916,392	0.0
1,236,534	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	1,235,734	0.0
4,740,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	4,307,238	0.1
36,705	#	Nomura Asset Acceptance Corp., 6.857%, 02/19/30	36,367	0.0
3,164,494	#	N-Star Real Estate CDO Ltd. 2013-1A A, 2.044%, 08/25/29	3,163,228	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,535,610		Opteum Mortgage Acceptance Corp. Trust 2006-1 1APT, 0.404%, 04/25/36	$4,813,468	0.1
2,032,573		Prime Mortgage Trust, 5.500%, 03/25/37	1,844,308	0.0
1,091,177		Provident Funding Mortgage Loan Trust, 2.619%, 10/25/35	1,087,349	0.0
2,656,753	#	RBSSP Resecuritization Trust, 0.449%, 02/26/37	2,511,992	0.1
53,278		Residential Accredit Loans, Inc., 0.594%, 03/25/33	52,903	0.0
20,349		Residential Asset Securitization Trust, 0.594%, 05/25/33	20,335	0.0
4,057		Residential Funding Mortgage Securities I, 6.500%, 03/25/32	4,228	0.0
135,159		Sequoia Mortgage Trust, 0.566%, 07/20/33	128,059	0.0
132,543		Sequoia Mortgage Trust, 2.672%, 04/20/35	137,837	0.0
727,893	#	SoFi Professional Loan Program 2015-C LLC A2, 2.510%, 08/25/33	729,832	0.0
3,159,793		Structured Adjustable Rate Mortgage Loan Trust, 2.459%, 04/25/35	3,065,434	0.1
127,074		Structured Adjustable Rate Mortgage Loan Trust, 2.569%, 08/25/35	119,721	0.0
249,828		Structured Asset Mortgage Investments, Inc., 0.466%, 07/19/35	240,224	0.0
726,164		Structured Asset Mortgage Investments, Inc., 0.466%, 07/19/35	706,641	0.0
630,777		Structured Asset Mortgage Investments, Inc., 0.696%, 04/19/35	587,778	0.0
17,204	#	Structured Asset Securities Corp., 2.711%, 10/28/35	17,096	0.0
693,906		Structured Asset Securities Corp., 5.500%, 10/25/35	717,283	0.0
983,508		Thornburg Mortgage Securities Trust, 4.868%, 10/25/46	959,916	0.0
33,488,499	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.265%, 08/10/49	3,269,964	0.1
692,873	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17 G, 5.806%, 03/15/42	693,040	0.0
4,962,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.900%, 05/15/43	4,974,648	0.1
12,452,000		Wachovia Bank Commercial Mortgage Trust Series, 5.900%, 05/15/43	12,597,807	0.3
8,540,000		Wachovia Bank Commercial Mortgage Trust Series, 6.150%, 02/15/51	8,646,400	0.2
2,250,000		Wachovia Bank Commercial Mortgage Trust, 5.413%, 12/15/43	2,273,488	0.0
617,807		WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	580,492	0.0
36,778		WaMu Mortgage Pass Through Certificates, 1.599%, 06/25/42	35,700	0.0
1,928,470		WaMu Mortgage Pass Through Certificates, 1.819%, 10/25/36	1,627,766	0.0
1,649,245		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.316%, 10/25/36	1,485,591	0.0
2,882,057		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.029%, 12/25/36	2,535,957	0.1
6,380,443		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.400%, 08/25/46	5,515,900	0.1
2,522,352		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust, 1.975%, 04/25/37	2,207,616	0.0
4,380,697		WaMu Mortgage Pass-Through Certificates, 2.234%, 07/25/37	3,754,113	0.1
5,555,071		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	4,977,521	0.1
6,715,723		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.159%, 08/25/46	4,619,706	0.1
84,171		Washington Mutual Mortgage Pass-through Certificates, 0.514%, 01/25/45	79,800	0.0
57,337		Washington Mutual Mortgage Pass-through Certificates, 1.583%, 08/25/42	54,741	0.0
18,283		Washington Mutual Mortgage Pass-through Certificates, 1.893%, 02/27/34	17,924	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
540,857	Washington Mutual Mortgage Pass-through Certificates, 2.159%, 07/25/46	$489,409	0.0
581,507	Washington Mutual Mortgage Pass-through Certificates, 2.159%, 08/25/46	524,437	0.0
1,261,402	Washington Mutual Mortgage Pass-through Certificates, 4.336%, 02/25/37	1,174,379	0.0
4,888,957	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.624%, 06/25/37	3,559,611	0.1
2,554,296	Wells Fargo Mortgage Backed Securities 2005-AR15 Trust 1A6, 2.736%, 09/25/35	2,443,828	0.1
1,142,930	Wells Fargo Mortgage Backed Securities 2006-AR10 Trust, 2.695%, 07/25/36	1,130,997	0.0
2,361,153	Wells Fargo Mortgage Backed Securities 2006-AR6 Trust 3A1, 2.597%, 03/25/36	2,302,533	0.0
2,771,985	#,^ Wells Fargo Mortgage Backed Securities Trust, 1.685%, 06/15/45	210,485	0.0
3,660,063	Wells Fargo Mortgage Backed Securities Trust, 2.651%, 03/25/36	3,523,568	0.1
759,483	Wells Fargo Mortgage Backed Securities Trust, 2.738%, 05/25/35	762,069	0.0
1,572,373	Wells Fargo Mortgage Backed Securities Trust, 5.705%, 04/25/36	1,545,824	0.0
151,480	Wells Fargo Mortgage-Backed Securities Trust, 2.623%, 01/25/35	153,404	0.0
221,202	Wells Fargo Mortgage-Backed Securities Trust, 2.714%, 12/25/34	223,029	0.0
191,624	Wells Fargo Mortgage-Backed Securities Trust, 2.725%, 10/25/33	193,848	0.0

	Total Collateralized Mortgage Obligations
	(Cost $531,885,460)	543,118,850	10.9

MUNICIPAL BONDS: 0.1%
	California: 0.1%
1,200,000	California State Public Works Board, 7.804%, 03/01/35	1,589,592	0.1
500,000	California State University, 6.434%, 11/01/30	617,105	0.0
200,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	258,912	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	412,554	0.0
100,000	State of California, 7.700%, 11/01/30	122,040	0.0
200,000	University of California, 6.398%, 05/15/31	243,762	0.0
300,000	University of California, 6.548%, 05/15/48	383,229	0.0

	Total Municipal Bonds
	(Cost $2,810,578)	3,627,194	0.1

U.S. TREASURY OBLIGATIONS: 12.1%
		U.S. Treasury Bonds: 5.2%
112,346,000	2.000%, due 08/15/25	111,822,355	2.3
231,000	2.500%, due 02/15/45	212,869	0.0
141,812,000	3.000%, due 05/15/45	145,265,831	2.9
		257,301,055	5.2

		U.S. Treasury Notes: 6.9%
6,000	0.625%, due 07/31/17	6,003	0.0
20,480,000	0.625%, due 08/31/17	20,482,007	0.4
27,610,000	0.625%, due 09/30/17	27,599,922	0.6
49,724,000	1.000%, due 09/15/18	49,847,017	1.0
58,988,000	1.375%, due 09/30/20	58,991,834	1.2
45,404,000	1.500%, due 07/31/16	45,842,966	0.9
119,439,000	1.750%, due 09/30/22	119,420,368	2.4
21,725,500	1.875%, due 05/31/22	21,935,977	0.4
1,192,000	2.125%, due 06/30/22	1,223,407	0.0
		345,349,501	6.9

	Total U.S. Treasury Obligations
	(Cost $601,297,646)	602,650,556	12.1

CERTIFICATES OF DEPOSIT: 0.1%
		Financial: 0.1%
3,600,000	Credit Suisse/New York NY, 0.742%, 12/07/15	3,600,014	0.1

	Total Certificates of Deposit
	(Cost $3,600,000)	3,600,014	0.1

ASSET-BACKED SECURITIES: 8.4%
		Automobile Asset-Backed Securities: 1.7%
2,410,000	# AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	2,420,744	0.1
2,680,000	AmeriCredit Automobile Receivables Trust 2012-5, 2.350%, 12/10/18	2,699,790	0.1
4,855,000	AmeriCredit Automobile Receivables Trust 2013-1, 2.090%, 02/08/19	4,884,754	0.1
4,270,000	AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	4,381,157	0.1
5,470,000	AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	5,533,334	0.1
5,640,000	# AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	5,722,962	0.1

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
2,980,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	$3,006,517	0.1
2,390,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	2,403,690	0.0
1,700,000		CarMax Auto Owner Trust 2015-2, 2.390%, 03/15/21	1,705,307	0.0
2,220,000		CarMax Auto Owner Trust, 1.950%, 09/16/19	2,230,665	0.0
3,530,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	3,574,804	0.1
3,420,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	3,461,644	0.1
2,570,000	#	MMCA Automobile Trust, 1.920%, 12/16/19	2,584,305	0.1
2,360,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	2,379,603	0.0
4,670,000		Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	4,700,995	0.1
3,135,000		Santander Drive Auto Receivables Trust 2013-2, 2.570%, 03/15/19	3,184,083	0.1
2,775,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	2,865,174	0.1
10,500,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	10,797,659	0.2
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	7,305,168	0.1
6,130,000		Santander Drive Auto Receivables Trust 2014-3, 2.650%, 08/17/20	6,173,354	0.1
1,850,000	#	SunTrust Auto Receivables Trust 2015-1 B, 2.200%, 02/15/21	1,869,931	0.0
			83,885,640	1.7

		Home Equity Asset-Backed Securities: 0.3%
7,029,276		ACE Securities Corp., 1.094%, 12/25/34	6,437,945	0.1
2,330,000		Bear Stearns Asset Backed Securities Trust, 0.624%, 11/25/35	2,272,870	0.1
2,247,914		Bear Stearns Asset Backed Securities Trust, 2.984%, 10/25/36	2,223,861	0.1
1,300,000		Home Equity Asset Trust 2005-2, 1.289%, 07/25/35	1,168,895	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, 1.109%, 03/25/35	2,082,922	0.0
532,777		New Century Home Equity Loan Trust 2005-2, 0.684%, 06/25/35	439,927	0.0
83,972		Renaissance Home Equity Loan Trust, 1.074%, 08/25/33	79,447	0.0
84,278		Securitized Asset Backed Receivables, LLC Trust, 0.274%, 11/25/36	30,455	0.0
333,979		Specialty Underwriting & Residential Finance, 0.394%, 12/25/36	332,672	0.0
			15,068,994	0.3

		Other Asset-Backed Securities: 6.4%
7,500,000	#	1776 CLO Ltd. 2006-1A D, 2.061%, 05/08/20	7,167,375	0.2
2,300,000	#	American Homes 4 Rent 2015-SFR1 E, 5.639%, 5.639%, 04/17/45	2,315,887	0.1
2,597,133	#,^	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/52	–	–
2,000,000	#	American Homes 4 Rent 2015-SFR2 Trust Class C, 4.691%, 10/17/15	2,038,292	0.0
2,200,000	#	American Homes 4 Rent 2015-SFR2 Trust Class D, 5.036%, 10/17/25	2,243,260	0.1
12,785,000	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 0.000%, 10/17/45	–	–
500,000	#	Apidos Cinco CDO Ltd., 2.559%, 05/14/20	489,596	0.0
3,150,000	#	Ares XII CLO Ltd. 2007-12A C, 2.329%, 11/25/20	3,106,574	0.1
1,500,000	#	Ares XII CLO Ltd., 3.579%, 11/25/20	1,474,527	0.0
939,275		Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W11 M3, 1.319%, 11/25/34	808,683	0.0
6,750,000	#	Atrium V, 1.023%, 07/20/20	6,514,573	0.1
1,750,000	#	Atrium V, 4.033%, 07/20/20	1,703,439	0.0
2,204,976	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	2,201,669	0.1
1,000,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.139%, 04/15/21	999,790	0.0
7,350,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.989%, 04/15/21	7,348,398	0.2
1,500,000	#	Babson Mid-Market CLO, Inc. 2007-II, 3.939%, 04/15/21	1,499,713	0.0
397,266	#	Black Diamond CLO 2005-1 Delaware Corp., 0.765%, 06/20/17	397,113	0.0
500,000	#	Black Diamond CLO 2005-1A C, 1.115%, 06/20/17	497,550	0.0
1,250,000	#	BlackRock Senior Income Series V Ltd. 2007-5A D, 2.564%, 08/13/19	1,207,966	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
10,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.024%, 03/17/21	$9,657,080	0.2
10,377,916	#	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T, 0.554%, 10/23/21	10,166,445	0.2
1,750,000	#	Callidus Debt Partners CLO Fund VI Ltd., 3.294%, 10/23/21	1,705,538	0.0
3,000,000	#	Canaras Summit CLO Ltd., 0.825%, 06/19/21	2,913,180	0.1
7,000,000	#	Canaras Summit CLO Ltd., 1.145%, 06/19/21	6,708,961	0.1
4,250,000	#	Carlyle High Yield Partners IX Ltd., 0.736%, 08/01/21	4,092,053	0.1
65,926		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.934%, 10/25/32	61,662	0.0
134,647		Chase Funding Trust Series 2003-5 2A2, 0.794%, 07/25/33	124,806	0.0
4,450,000	#	CIFC Funding 2006-I Ltd., 1.887%, 10/20/20	4,449,146	0.1
2,101,184	#	CIFC Funding 2006-I Ltd., 4.287%, 10/20/20	2,101,028	0.0
10,400,000	#	CIFC Funding 2006-II Ltd., 1.924%, 03/01/21	10,207,392	0.2
5,344,486	#	CIFC Funding 2006-II Ltd., 4.324%, 03/01/21	5,254,757	0.1
4,200,000	#	CIFC Funding Ltd, 1.459%, 08/14/24	4,198,022	0.1
3,000,000	#	Clydesdale CLO 2006 Ltd, 1.001%, 12/19/18	2,903,175	0.1
8,450,000	#	ColumbusNova CLO IV Ltd 2007-2A C, 2.539%, 10/15/21	8,209,226	0.2
2,500,000	#	ColumbusNova CLO Ltd 2006-2A E, 4.061%, 04/04/18	2,455,725	0.1
2,500,000	#	ColumbusNova CLO Ltd 2006-II, 1.061%, 04/04/18	2,475,637	0.1
1,000,000	#	ColumbusNova CLO Ltd 2006-II, 1.811%, 04/04/18	980,750	0.0
6,500,000	#	Cornerstone CLO Ltd., 2.689%, 07/15/21	6,275,028	0.1
1,932,392		Countrywide Asset-Backed Certificates 2006-26 2A3, 0.364%, 06/25/37	1,833,290	0.0
598,482		Countrywide Asset-Backed Certificates, 0.374%, 08/25/36	590,290	0.0
402,604		Countrywide Asset-Backed Certificates, 0.374%, 09/25/36	397,729	0.0
2,017,767		Countrywide Asset-Backed Certificates, 0.544%, 04/25/36	1,991,280	0.0
14,341		C-BASS Trust 2006-CB9 A1, 0.254%, 11/25/36	7,861	0.0
2,000,000	#	Denali Capital CLO VI Ltd., 1.992%, 04/21/20	1,991,922	0.0
6,500,000	#	Duane Street CLO II Ltd., 1.983%, 08/20/18	6,335,693	0.1
1,000,000	#	Duane Street CLO III Ltd., 1.046%, 01/11/21	983,287	0.0
5,566,373		FBR Securitization Trust, 0.874%, 10/25/35	4,821,592	0.1
1,000,000	#	Flagship CLO V, 0.695%, 09/20/19	975,301	0.0
1,500,000	#	Flagship CLO V, 1.045%, 09/20/19	1,453,826	0.0
1,500,000	#	Flagship CLO V, 1.895%, 09/20/19	1,443,722	0.0
5,100,000	#	Fraser Sullivan CLO II Ltd., 0.745%, 12/20/20	5,050,622	0.1
6,500,000	#	Fraser Sullivan CLO II Ltd., 1.065%, 12/20/20	6,371,170	0.1
3,250,000	#	Fraser Sullivan CLO II Ltd., 1.845%, 12/20/20	3,155,636	0.1
1,600,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 1.687%, 04/19/21	1,507,994	0.0
2,875,000	#	GoldenTree Loan Opportunities III Ltd., 1.550%, 05/01/22	2,755,205	0.1
4,125,000	#	GoldenTree Loan Opportunities V Ltd., 3.537%, 10/18/21	4,092,256	0.1
2,500,000	#	Greens Creek Funding Ltd., 2.537%, 04/18/21	2,473,483	0.1
158,186		GSAMP Trust, 0.264%, 12/25/36	86,277	0.0
2,150,000	#	GSC Group CDO Fund VIII Ltd, 1.039%, 04/17/21	2,127,773	0.1
5,000,000	#	Gulf Stream - Compass CLO 2007-1A B Ltd., 1.194%, 10/28/19	4,944,530	0.1
5,050,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 3.744%, 10/28/19	5,051,838	0.1
3,825,000	#	Gulf Stream - Compass CLO, 2.294%, 10/28/19	3,824,755	0.1
1,900,000	#	Gulf Stream-Rashinban CLO 2006-1A C Ltd., 1.012%, 11/26/20	1,856,370	0.0
6,983,585	#	HERO Funding Trust 2015-2 A, 3.990%, 09/20/40	6,966,126	0.1
1,702,335	#	Hillmark Funding, 0.583%, 05/21/21	1,669,362	0.0
2,900,000	#	Invitation Homes Trust 2014-SFR2 E, 3.357%, 06/17/32	2,814,157	0.1
2,000,000	#	Jersey Street CLO Ltd., 1.837%, 10/20/18	1,957,858	0.0
39,892		JPMorgan Mortgage Acquisition Corp., 0.254%, 03/25/47	39,685	0.0
1,200,000	#	Katonah IX CLO Ltd., 1.015%, 01/25/19	1,180,078	0.0
4,250,000	#	Kingsland III Ltd., 0.979%, 08/24/21	4,055,133	0.1
1,500,000	#	Landmark IX CDO Ltd., 1.739%, 04/15/21	1,427,022	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,250,000	#	LCM V Ltd., 3.745%, 03/21/19	$1,246,809	0.0
1,500,000	#	LCM V Ltd, 1.695%, 03/21/19	1,494,588	0.0
521,476		Lehman XS Trust, 0.754%, 08/25/35	508,950	0.0
2,146,872		Lehman XS Trust, 0.994%, 10/25/35	2,014,516	0.0
1,800,000	#	LightPoint CLO V, 1.021%, 08/05/19	1,772,327	0.0
2,000,000	#	LightPoint CLO V, 1.891%, 08/05/19	1,959,188	0.0
58,753		Long Beach Mortgage Loan Trust, 0.754%, 10/25/34	55,282	0.0
5,500,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.076%, 03/25/20	5,340,869	0.1
2,500,000	#	Madison Park Funding II Ltd., 5.793%, 03/25/20	2,637,595	0.1
1,500,000	#	Madison Park Funding III Ltd. 2006-3A D, 3.745%, 10/25/20	1,482,552	0.0
1,000,000	#	Madison Park Funding Ltd., 2.126%, 03/25/20	976,115	0.0
4,000,000	#	Madison Park Funding Ltd., 5.545%, 07/26/21	4,000,024	0.1
5,810,000	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	5,797,148	0.1
2,900,000	#	Momentum Capital Fund Ltd., 1.687%, 09/18/21	2,856,190	0.1
7,170,000	#	MSIM Peconic Bay Ltd., 2.287%, 07/20/19	7,095,704	0.1
12,750,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.295%, 03/25/20	12,379,523	0.3
4,650,000	#	Muir Grove CLO Ltd., 3.295%, 03/25/20	4,572,006	0.1
2,500,000	#	Ocean Trails CLO I, 1.036%, 10/12/20	2,391,065	0.1
2,500,000		Park Place Securities, Inc., 1.274%, 03/25/35	2,294,050	0.1
8,200,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	7,855,186	0.2
1,500,000	#	Regatta Funding Ltd. 2007-1A B2L, 3.637%, 06/15/20	1,487,159	0.0
8,994,148		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.434%, 03/25/36	7,959,542	0.2
303,853		Securitized Asset Backed Receivables, LLC Trust, 0.254%, 12/25/36	120,079	0.0
1,750,000	#	Sierra CLO II Ltd., 1.695%, 01/22/21	1,690,292	0.0
764,472		Small Business Administration, 5.290%, 12/01/27	849,397	0.0
3,132,136		Small Business Administration, 5.471%, 03/10/18	3,387,208	0.1
2,428,350		Small Business Administration, 5.902%, 02/10/18	2,597,048	0.1
1,700,000		Specialty Underwriting & Residential Finance Trust Series 2005-BC2, 1.169%, 12/25/35	1,516,839	0.0
3,211,125	#	SpringCastle America Funding LLC, 2.700%, 05/25/23	3,216,703	0.1
4,630,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	4,682,294	0.1
2,500,000	#	St James River CLO Ltd. 2007-1A D, 2.633%, 06/11/21	2,442,045	0.1
265,521		Structured Asset Investment Loan Trust 2005-3, 0.764%, 04/25/35	265,891	0.0
4,000,000	#	Telos CLO 2006-1A D Ltd., 1.986%, 10/11/21	3,923,180	0.1
1,400,000	#	Telos CLO 2006-1A E Ltd., 4.536%, 10/11/21	1,403,991	0.0
2,010,000	#	Trade MAPS 1 Ltd., 2.453%, 12/10/18	1,995,729	0.0
			319,454,223	6.4

	Total Asset-Backed Securities
	(Cost $417,198,222)		418,408,857	8.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.2%
		Federal Home Loan Bank: 0.0%
1,915,000		2.500%, due 08/14/24	1,895,921	0.0

		Federal Home Loan Mortgage Corporation: 13.7%##
24,342		0.557%, due 12/15/29	24,472	0.0
27,000		0.750%, due 01/12/18	26,984	0.0
900,000		0.875%, due 03/07/18	900,979	0.0
13,600,000		1.000%, due 07/28/17	13,695,703	0.3
256,347		1.383%, due 10/25/44	265,221	0.0
728,246		1.583%, due 07/25/44	747,746	0.0
165,633		1.875%, due 03/25/24	173,633	0.0
263,817		2.093%, due 09/01/35	278,857	0.0
25,975		2.384%, due 11/01/31	27,686	0.0
14,325		2.403%, due 06/01/24	15,074	0.0
1,776,779		2.435%, due 06/01/35	1,889,370	0.0
84,456		2.443%, due 11/01/35	90,009	0.0
49,223		2.476%, due 03/01/35	51,234	0.0
2,287,886		2.500%, due 05/01/30	2,337,852	0.1
2,673,533		2.500%, due 05/01/30	2,731,215	0.1
3,355,055		2.500%, due 06/01/30	3,427,475	0.1
8,994,000	W	2.500%, due 10/01/30	9,169,320	0.2
8,555		2.500%, due 04/01/32	9,053	0.0
433,034		2.689%, due 01/01/29	455,371	0.0
2,930,946		3.000%, due 02/01/27	3,057,717	0.1
5,278,449		3.000%, due 02/01/27	5,506,602	0.1
138,349,000	W	3.000%, due 10/01/44	139,779,006	2.8
8,769,012		3.000%, due 03/01/45	8,894,330	0.2
8,847,045		3.000%, due 03/01/45	8,967,983	0.2
7,570,729		3.000%, due 04/01/45	7,674,219	0.2
7,466,571		3.000%, due 04/01/45	7,573,276	0.2
53,400,213		3.000%, due 09/01/45	54,017,997	1.1
569,023		3.307%, due 03/15/38	615,855	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
16,774		3.500%, due 07/15/32	$17,096	0.0
113,121,000	W	3.500%, due 02/15/41	117,455,837	2.4
3,969,058		3.500%, due 08/01/42	4,148,892	0.1
28,179,950		3.500%, due 01/01/45	29,361,372	0.6
8,142,431		3.500%, due 03/01/45	8,502,910	0.2
800,000		3.750%, due 03/27/19	871,182	0.0
5,000,000	^	4.000%, due 11/15/38	1,226,412	0.0
2,393,718		4.000%, due 03/15/41	2,528,052	0.1
4,577,383		4.000%, due 10/01/41	4,883,513	0.1
1,221,656		4.000%, due 11/01/41	1,304,218	0.0
407,724		4.000%, due 11/01/41	434,652	0.0
5,687,929		4.000%, due 12/01/41	6,073,491	0.1
1,832,306	^	4.000%, due 04/15/43	347,061	0.0
541,084		4.000%, due 05/01/45	577,347	0.0
2,986,841		4.000%, due 06/01/45	3,189,022	0.1
1,192,886		4.000%, due 07/01/45	1,273,433	0.0
8,952,874		4.000%, due 09/01/45	9,558,903	0.2
25,864,000		4.000%, due 09/01/45	27,614,740	0.6
12,768,111		4.000%, due 09/01/45	13,632,400	0.3
8,461,492		4.000%, due 09/01/45	9,025,747	0.2
6,488,671		4.000%, due 09/01/45	6,927,906	0.1
4,899,509		4.000%, due 09/01/45	5,231,159	0.1
35,255		4.500%, due 06/01/39	38,242	0.0
276,410		4.500%, due 10/01/39	300,588	0.0
73,434		4.500%, due 09/01/40	79,715	0.0
6,064,165	^	4.500%, due 12/15/40	998,663	0.0
224,299		4.500%, due 03/01/41	244,166	0.0
1,965,765		4.500%, due 08/01/41	2,134,996	0.1
1,888,566		4.500%, due 08/01/41	2,050,393	0.0
1,983,314		4.500%, due 08/01/41	2,153,749	0.1
746,399		4.500%, due 09/01/41	809,951	0.0
1,687,652		4.500%, due 09/01/41	1,832,072	0.0
771,395		4.500%, due 09/01/41	840,596	0.0
3,020,463		4.500%, due 09/01/41	3,282,154	0.1
2,687,546		4.500%, due 01/15/42	2,985,380	0.1
6,667,827	^	4.500%, due 08/15/42	1,106,031	0.0
466,640		5.000%, due 12/15/17	482,745	0.0
96,256		5.000%, due 05/01/28	105,404	0.0
2,593,061		5.000%, due 02/15/35	2,850,478	0.1
2,601,496		5.000%, due 02/15/35	2,866,834	0.1
341,871		5.000%, due 02/15/35	356,247	0.0
378,735		5.000%, due 05/01/35	417,183	0.0
3,073,870	^	5.000%, due 02/15/40	583,463	0.0
1,081,162		5.000%, due 01/01/41	1,192,914	0.0
1,360,496		5.000%, due 04/01/41	1,491,113	0.0
3,958,157	^	5.000%, due 12/15/43	771,631	0.0
775,738	^	5.192%, due 03/15/33	862,283	0.0
500,000		5.500%, due 08/23/17	545,509	0.0
3,249,628	^	5.500%, due 12/15/18	147,717	0.0
5,214		5.500%, due 01/01/19	5,774	0.0
151,259		5.500%, due 09/01/19	160,021	0.0
27,784		5.500%, due 11/01/21	30,869	0.0
1,373,765		5.500%, due 11/15/22	1,469,399	0.0
121,430		5.500%, due 03/01/23	134,473	0.0
34,819		5.500%, due 05/01/23	38,591	0.0
481		5.500%, due 08/15/30	511	0.0
840,785		5.500%, due 12/15/32	936,788	0.0
1,067,173		5.500%, due 02/15/33	1,183,184	0.0
33,963		5.500%, due 03/01/34	37,922	0.0
1,219,957		5.500%, due 09/15/34	1,360,484	0.0
8,329,979		5.500%, due 02/15/36	9,250,667	0.2
16,462		5.500%, due 05/01/36	18,266	0.0
237,132		5.500%, due 06/01/36	264,217	0.0
6,685,976		5.500%, due 08/15/36	7,597,067	0.2
26,117		5.500%, due 12/01/36	28,953	0.0
153,406		5.500%, due 03/01/37	169,934	0.0
50,193		5.500%, due 04/01/37	55,612	0.0
225,769		5.500%, due 05/01/37	250,161	0.0
3,404,853		5.500%, due 06/15/37	3,832,709	0.1
421,990		5.500%, due 07/01/37	473,999	0.0
4,144,500		5.500%, due 07/15/37	4,610,113	0.1
124,103		5.500%, due 09/01/37	137,582	0.0
29,949		5.500%, due 09/01/37	33,220	0.0
35,380		5.500%, due 10/01/37	39,191	0.0
153,470		5.500%, due 11/01/37	170,128	0.0
104,869		5.500%, due 12/01/37	116,134	0.0
401,331		5.500%, due 12/01/37	448,063	0.0
26,982		5.500%, due 01/01/38	30,512	0.0
29,700		5.500%, due 01/01/38	32,904	0.0
309,540		5.500%, due 02/01/38	343,029	0.0
406,280		5.500%, due 02/01/38	450,209	0.0
201,439		5.500%, due 03/01/38	223,063	0.0
350,413		5.500%, due 04/01/38	388,285	0.0
35,827		5.500%, due 05/01/38	39,702	0.0
170,561		5.500%, due 05/01/38	189,040	0.0
650,616		5.500%, due 06/01/38	721,294	0.0
216,027		5.500%, due 06/01/38	239,499	0.0
752,547		5.500%, due 07/01/38	833,484	0.0
24,193		5.500%, due 08/01/38	26,797	0.0
136,265		5.500%, due 08/01/38	150,930	0.0
164,228		5.500%, due 09/01/38	181,886	0.0
145,651		5.500%, due 10/01/38	161,335	0.0
157,544		5.500%, due 10/01/38	174,554	0.0
19,379		5.500%, due 11/01/38	21,460	0.0
425,353		5.500%, due 11/01/38	471,013	0.0
53,159		5.500%, due 12/01/38	59,102	0.0
35,534		5.500%, due 12/01/38	39,621	0.0
112,854		5.500%, due 01/01/39	125,038	0.0
304,850		5.500%, due 03/01/39	337,715	0.0
99,866		5.500%, due 07/01/39	110,589	0.0
71,599		5.500%, due 12/01/39	79,333	0.0
414,440		5.500%, due 03/01/40	459,366	0.0
320,367		5.500%, due 08/01/40	354,829	0.0
152,875		5.500%, due 08/01/40	169,608	0.0
151,413		5.500%, due 08/01/40	167,779	0.0
7,622		5.676%, due 03/01/36	8,096	0.0
20,498,848	^	5.744%, due 08/15/43	4,509,747	0.1
3,813,380	^	5.794%, due 05/15/36	383,146	0.0
5,302,558	^	5.844%, due 07/15/40	835,348	0.0
26,536,680	^	5.844%, due 01/15/41	4,389,955	0.1
12,632,433	^	5.893%, due 09/15/44	2,442,862	0.1
25,343,079	^	5.943%, due 03/15/44	4,121,988	0.1
38,732,063	^	5.943%, due 03/15/44	6,527,240	0.1
15,816,197	^	5.993%, due 07/15/39	2,452,230	0.1
17,410,037	^	5.993%, due 10/15/39	3,009,891	0.1
396		6.000%, due 10/01/17	404	0.0
148,824		6.000%, due 01/01/22	167,288	0.0
6,806		6.000%, due 02/01/22	7,654	0.0
163,281		6.000%, due 03/01/22	183,482	0.0
469,172		6.000%, due 10/01/22	527,676	0.0
107,612		6.000%, due 03/01/23	121,008	0.0
1,458,890		6.000%, due 09/01/27	1,640,454	0.0
612,738		6.000%, due 01/15/29	696,327	0.0
612,809		6.000%, due 01/15/29	700,861	0.0
21,077		6.000%, due 02/01/29	23,708	0.0
403,100		6.000%, due 06/15/32	455,553	0.0
778,074		6.000%, due 07/15/32	884,227	0.0
920,099	^	6.000%, due 04/15/33	230,071	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
22,523		6.000%, due 05/01/35	$25,547	0.0
1,052,607		6.000%, due 04/15/36	1,197,750	0.0
896,585		6.000%, due 03/01/37	1,022,389	0.0
12,456		6.000%, due 05/01/37	13,997	0.0
149,287		6.000%, due 07/01/37	168,488	0.0
63,068		6.000%, due 08/01/37	71,339	0.0
150,629		6.000%, due 08/01/37	169,967	0.0
1,092,626		6.000%, due 09/01/37	1,228,572	0.0
2,062		6.000%, due 10/01/37	2,319	0.0
6,387,004		6.000%, due 10/15/37	7,060,926	0.1
46,038		6.000%, due 11/01/37	52,023	0.0
14,360		6.000%, due 12/01/37	16,221	0.0
43,018		6.000%, due 12/01/37	48,437	0.0
1,014,924		6.000%, due 01/01/38	1,146,303	0.0
4,853		6.000%, due 04/01/38	5,481	0.0
28,494		6.000%, due 06/01/38	32,327	0.0
4,816		6.000%, due 07/01/38	5,422	0.0
112,023		6.000%, due 08/01/38	128,255	0.0
161,766		6.000%, due 11/01/38	181,916	0.0
26,399		6.000%, due 05/01/39	29,761	0.0
55,903		6.000%, due 08/01/39	62,949	0.0
6,990		6.000%, due 09/01/39	7,896	0.0
3,400,043	^	6.279%, due 06/15/36	565,742	0.0
12,203,187	^	6.343%, due 05/15/41	2,759,977	0.1
28,573,398	^	6.343%, due 11/15/41	6,504,077	0.1
4,083,703	^	6.393%, due 09/15/33	792,864	0.0
9,643,416	^	6.393%, due 03/15/35	1,401,188	0.0
6,091,217	^	6.393%, due 12/15/39	745,168	0.0
15,745,466	^	6.393%, due 01/15/40	2,578,150	0.1
21,818,206	^	6.393%, due 09/15/42	4,913,665	0.1
14,716,567	^	6.494%, due 11/15/25	2,115,518	0.1
12,550,058	^	6.494%, due 04/15/40	2,274,491	0.1
12,669		6.500%, due 07/01/19	14,488	0.0
2,470,287		6.500%, due 09/01/34	2,867,534	0.1
4,664,077		6.500%, due 03/15/42	5,503,226	0.1
441,023		6.500%, due 02/25/43	525,833	0.0
19,569		7.000%, due 11/01/31	20,459	0.0
20,068		8.250%, due 08/15/21	22,562	0.0
773,107		19.240%, due 03/15/35	1,174,675	0.0
2,914,466	^	23.809%, due 01/15/36	1,626,714	0.0
			680,959,641	13.7

		Federal National Mortgage Association: 14.0%##
518,181		0.254%, due 07/25/37	487,474	0.0
48,128		0.314%, due 03/25/34	48,186	0.0
11,661,560		0.394%, due 10/27/37	11,598,879	0.3
9,287		0.694%, due 03/25/17	9,311	0.0
11,700,000		0.875%, due 08/28/17	11,719,831	0.3
21,000,000		0.875%, due 12/20/17	21,057,813	0.4
4,800,000		0.875%, due 02/08/18	4,808,453	0.1
900,000		0.875%, due 05/21/18	899,589	0.0
80,132		1.094%, due 04/25/32	82,206	0.0
118,081		1.398%, due 08/01/42	121,106	0.0
73,614		1.398%, due 08/01/42	75,416	0.0
66,511		1.398%, due 10/01/44	68,241	0.0
132,758		1.398%, due 10/01/44	136,167	0.0
395,368		1.668%, due 02/01/33	413,473	0.0
32,020		1.694%, due 04/25/24	33,015	0.0
225,138		1.853%, due 09/01/35	234,893	0.0
2,261		1.875%, due 02/01/20	2,272	0.0
912,004		1.996%, due 08/01/35	962,865	0.0
373,588		2.031%, due 04/01/35	392,627	0.0
340,032		2.175%, due 02/01/34	363,124	0.0
76,088		2.219%, due 08/01/35	80,772	0.0
348,427		2.243%, due 07/01/35	370,455	0.0
167,199		2.300%, due 02/01/35	178,749	0.0
563,537		2.342%, due 10/01/35	599,200	0.0
53,296		2.384%, due 04/01/32	55,266	0.0
4,578		2.419%, due 09/01/31	4,873	0.0
609,612		2.425%, due 10/01/35	650,749	0.0
751,748		2.446%, due 10/01/35	797,050	0.0
19,103,000	W	2.500%, due 07/25/27	19,476,403	0.4
4,392,040		2.500%, due 05/01/30	4,486,186	0.1
6,627,120		2.500%, due 06/01/30	6,766,301	0.2
10,079,726		2.500%, due 06/01/30	10,291,422	0.2
4,072,477		2.500%, due 07/01/30	4,158,032	0.1
666,982		2.685%, due 09/01/34	712,672	0.0
8,528,000	W	3.000%, due 09/25/26	8,866,787	0.2
5,464,192		3.000%, due 09/01/30	5,709,742	0.1
9,126,598	^	3.000%, due 10/25/32	1,052,351	0.0
154,000	W	3.000%, due 06/25/42	156,081	0.0
10,349,005		3.000%, due 05/01/43	10,523,271	0.2
22,108,714		3.000%, due 07/01/43	22,479,829	0.5
16,446,689		3.000%, due 04/01/45	16,697,912	0.4
17,645		3.006%, due 05/01/36	18,444	0.0
3,169,732		3.500%, due 10/25/41	3,319,979	0.1
2,429,444		3.500%, due 12/01/41	2,541,195	0.1
53,335,000	W	3.500%, due 02/25/42	55,640,903	1.1
1,643,730		3.500%, due 08/01/42	1,719,527	0.1
758,718		3.500%, due 08/01/42	792,442	0.0
1,539,053		3.500%, due 10/01/42	1,610,024	0.1
855,870		3.500%, due 03/01/43	895,284	0.0
736,396	^	3.500%, due 08/25/43	137,205	0.0
6,975		4.000%, due 07/01/18	7,300	0.0
21,245		4.000%, due 07/01/18	22,233	0.0
105,591		4.000%, due 08/01/18	110,506	0.0
611,819		4.000%, due 09/01/18	640,538	0.0
395,518		4.000%, due 10/01/18	414,013	0.0
849,664	^	4.000%, due 11/01/18	36,553	0.0
94,444		4.000%, due 12/01/18	98,836	0.0
591,763		4.000%, due 05/01/19	619,482	0.0
3,319		4.000%, due 06/01/19	3,474	0.0
117,448		4.000%, due 08/01/19	123,075	0.0
338,655		4.000%, due 05/01/20	354,494	0.0
119,559		4.000%, due 07/01/21	126,404	0.0
2,668,153		4.000%, due 03/01/24	2,834,618	0.1
72,595		4.000%, due 03/01/24	76,100	0.0
46,071		4.000%, due 03/01/24	48,574	0.0
45,728		4.000%, due 04/01/24	48,248	0.0
78,120		4.000%, due 04/01/24	81,816	0.0
51,097		4.000%, due 04/01/24	53,527	0.0
527,875		4.000%, due 04/01/24	560,787	0.0
67,632		4.000%, due 04/01/24	71,047	0.0
65,571		4.000%, due 04/01/24	68,904	0.0
50,872		4.000%, due 05/01/24	54,028	0.0
57,148		4.000%, due 05/01/24	60,715	0.0
413,797		4.000%, due 05/01/24	439,535	0.0
410,920		4.000%, due 05/01/24	436,479	0.0
95,566		4.000%, due 05/01/24	101,562	0.0
68,485		4.000%, due 05/01/24	72,793	0.0
487,125		4.000%, due 05/01/24	517,483	0.0
72,389		4.000%, due 05/01/24	76,378	0.0
463,502		4.000%, due 05/01/24	492,449	0.0
557,866		4.000%, due 06/01/24	593,168	0.0
2,009,963		4.000%, due 06/01/24	2,136,641	0.1
473,003		4.000%, due 06/01/24	502,802	0.0
52,046		4.000%, due 07/01/24	55,317	0.0
26,288		4.000%, due 08/01/24	27,730	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
39,253		4.000%, due 09/01/24	$41,418	0.0
176,903		4.000%, due 10/01/24	188,060	0.0
866,675		4.000%, due 12/01/24	921,047	0.0
34,581		4.000%, due 01/01/25	36,758	0.0
15,871		4.000%, due 02/01/25	16,867	0.0
17,321		4.000%, due 04/01/25	18,404	0.0
12,999		4.000%, due 05/01/25	13,847	0.0
137,059		4.000%, due 06/01/25	145,294	0.0
14,455		4.000%, due 06/01/25	15,397	0.0
56,314		4.000%, due 07/01/25	59,470	0.0
7,613		4.000%, due 08/01/25	8,095	0.0
5,690		4.000%, due 08/01/25	6,061	0.0
5,451		4.000%, due 09/01/25	5,758	0.0
569,249		4.000%, due 10/01/25	606,433	0.0
25,011		4.000%, due 10/01/25	26,405	0.0
138,556		4.000%, due 11/01/25	147,603	0.0
30,675		4.000%, due 11/01/25	32,569	0.0
208,413		4.000%, due 01/01/26	222,039	0.0
6,657		4.000%, due 01/01/26	7,024	0.0
1,624		4.000%, due 01/01/26	1,730	0.0
343,856		4.000%, due 01/01/26	360,248	0.0
178,634		4.000%, due 01/01/26	188,677	0.0
8,997		4.000%, due 02/01/26	9,580	0.0
33,395		4.000%, due 02/01/26	35,572	0.0
21,081		4.000%, due 02/01/26	22,456	0.0
95,599		4.000%, due 03/01/26	100,177	0.0
33,310		4.000%, due 04/01/26	35,181	0.0
10,132		4.000%, due 04/01/26	10,791	0.0
15,368		4.000%, due 04/01/26	16,101	0.0
76,991		4.000%, due 04/01/26	82,021	0.0
1,330,820		4.000%, due 04/01/26	1,417,424	0.0
24,923		4.000%, due 04/01/26	26,540	0.0
34,166		4.000%, due 05/01/26	36,393	0.0
63,803		4.000%, due 05/01/26	67,904	0.0
35,796		4.000%, due 06/01/26	38,125	0.0
70,249		4.000%, due 06/01/26	74,807	0.0
45,032		4.000%, due 06/01/26	47,960	0.0
106,596		4.000%, due 06/01/26	113,195	0.0
282,037		4.000%, due 06/01/26	300,418	0.0
51,187		4.000%, due 06/01/26	53,826	0.0
132,273		4.000%, due 07/01/26	138,583	0.0
53,632		4.000%, due 07/01/26	56,652	0.0
212,110		4.000%, due 08/01/26	225,922	0.0
326,800		4.000%, due 09/01/26	348,142	0.0
15,507		4.000%, due 05/01/29	16,689	0.0
113,675		4.000%, due 11/01/30	122,569	0.0
58,057		4.000%, due 02/01/31	62,605	0.0
34,931		4.000%, due 10/01/31	37,667	0.0
21,621,370		4.000%, due 12/01/39	23,088,391	0.5
7,861,551	^	4.000%, due 09/25/41	1,089,801	0.0
797,618		4.000%, due 07/01/42	853,463	0.0
7,898,007		4.000%, due 07/01/42	8,454,407	0.2
2,678,013		4.000%, due 07/01/42	2,866,388	0.1
439,208		4.000%, due 08/01/42	469,009	0.0
1,670,938		4.000%, due 08/01/42	1,784,312	0.1
822,134		4.000%, due 08/01/42	879,635	0.0
7,246,122		4.000%, due 08/01/43	7,778,618	0.2
1,088,795	^	4.000%, due 08/25/43	215,232	0.0
1,265,815		4.000%, due 10/01/43	1,351,701	0.0
651,671		4.000%, due 10/01/43	695,888	0.0
38,269,000	W	4.000%, due 10/01/44	40,823,766	0.8
5,119,099		4.000%, due 06/01/45	5,475,029	0.1
2,184,734		4.000%, due 06/01/45	2,343,373	0.1
24,826,927		4.000%, due 07/01/45	26,553,078	0.6
8,861,192		4.000%, due 07/01/45	9,559,296	0.2
2,103,315		4.000%, due 07/01/45	2,269,020	0.1
211,079		4.321%, due 12/01/36	224,894	0.0
3,421		4.500%, due 10/01/17	3,545	0.0
97,168		4.500%, due 11/01/17	100,733	0.0
3,448		4.500%, due 02/01/18	3,574	0.0
359,430		4.500%, due 02/01/18	372,595	0.0
3,560		4.500%, due 06/01/18	3,691	0.0
19,292		4.500%, due 07/01/18	20,004	0.0
50,000		4.500%, due 10/01/18	51,937	0.0
9,711		4.500%, due 03/01/19	10,070	0.0
21,150		4.500%, due 01/01/20	21,984	0.0
99,713		4.500%, due 02/01/20	103,623	0.0
21,884		4.500%, due 08/01/20	22,771	0.0
27,646		4.500%, due 09/01/20	28,866	0.0
70,461		4.500%, due 11/01/22	73,615	0.0
2,269		4.500%, due 03/01/23	2,404	0.0
5,829		4.500%, due 04/01/23	6,159	0.0
38,588		4.500%, due 05/01/23	40,912	0.0
708,040		4.500%, due 05/01/23	750,471	0.0
53,480		4.500%, due 05/01/23	56,611	0.0
1,892		4.500%, due 06/01/23	2,006	0.0
211,081		4.500%, due 07/01/23	223,714	0.0
16,870		4.500%, due 03/01/24	18,029	0.0
333,738		4.500%, due 04/01/24	358,674	0.0
76,213		4.500%, due 04/01/24	81,631	0.0
22,220		4.500%, due 05/01/24	23,875	0.0
158,928		4.500%, due 05/01/24	168,224	0.0
74,177		4.500%, due 06/01/24	79,769	0.0
102,610		4.500%, due 08/01/24	110,215	0.0
10,301		4.500%, due 09/01/24	11,035	0.0
448,061		4.500%, due 11/01/24	481,632	0.0
103,775		4.500%, due 01/01/25	110,998	0.0
94,539		4.500%, due 02/01/25	98,107	0.0
63,041		4.500%, due 03/01/25	67,563	0.0
17,354		4.500%, due 04/01/25	18,634	0.0
56,727		4.500%, due 04/01/25	58,986	0.0
29,607		4.500%, due 04/01/25	31,667	0.0
107,123		4.500%, due 05/01/25	112,721	0.0
7,277		4.500%, due 06/01/25	7,552	0.0
6,163		4.500%, due 06/01/25	6,624	0.0
769,628		4.500%, due 07/01/25	827,168	0.0
38,684		4.500%, due 07/01/25	40,943	0.0
143,456		4.500%, due 10/01/25	155,490	0.0
175,090		4.500%, due 01/01/26	187,619	0.0
267,970		4.500%, due 03/01/26	278,105	0.0
42,364		4.500%, due 05/01/26	43,972	0.0
90,261		4.500%, due 06/01/26	94,901	0.0
88,562		4.500%, due 07/01/26	94,911	0.0
111,221		4.500%, due 07/01/26	119,441	0.0
1,782,365		4.500%, due 04/01/29	1,931,876	0.1
347,522		4.500%, due 06/01/29	376,673	0.0
26,425		4.500%, due 06/01/29	28,644	0.0
328,660		4.500%, due 07/01/29	359,799	0.0
7,199		4.500%, due 10/01/29	7,804	0.0
33,461		4.500%, due 06/01/30	36,486	0.0
1,145,718		4.500%, due 10/01/30	1,252,214	0.0
180,899		4.500%, due 02/01/31	197,818	0.0
226,389		4.500%, due 05/01/31	247,606	0.0
153,718		4.500%, due 10/01/33	168,048	0.0
53,194		4.500%, due 01/01/34	57,656	0.0
20,836		4.500%, due 07/01/34	22,712	0.0
7,089		4.500%, due 09/01/35	7,705	0.0
72,619		4.500%, due 09/01/35	79,050	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
17,663,000	W	4.500%, due 10/15/35	$19,149,727	0.4
144,141		4.500%, due 11/01/35	157,155	0.0
445,561		4.500%, due 02/01/36	482,936	0.0
308,097		4.500%, due 01/01/37	335,348	0.0
126,031		4.500%, due 09/01/37	137,824	0.0
12,832		4.500%, due 02/01/38	13,913	0.0
94,544		4.500%, due 01/01/39	102,571	0.0
141,443		4.500%, due 02/01/39	153,738	0.0
2,421		4.500%, due 02/01/39	2,625	0.0
65,767		4.500%, due 04/01/39	71,480	0.0
316,408		4.500%, due 04/01/39	343,603	0.0
344,538		4.500%, due 04/01/39	373,935	0.0
2,119		4.500%, due 05/01/39	2,300	0.0
3,454,507		4.500%, due 05/01/39	3,777,745	0.1
333,764		4.500%, due 05/01/39	362,280	0.0
367,562		4.500%, due 05/01/39	398,993	0.0
367,723		4.500%, due 05/01/39	399,067	0.0
13,934		4.500%, due 05/01/39	15,291	0.0
48,599		4.500%, due 05/01/39	53,162	0.0
387,282		4.500%, due 06/01/39	420,923	0.0
24,743		4.500%, due 06/01/39	26,826	0.0
256,717		4.500%, due 07/01/39	278,251	0.0
80,264		4.500%, due 07/01/39	87,229	0.0
208,697		4.500%, due 07/01/39	229,051	0.0
1,028,119		4.500%, due 08/01/39	1,118,147	0.0
240,595		4.500%, due 08/01/39	261,647	0.0
320,333		4.500%, due 08/01/39	347,991	0.0
464,193		4.500%, due 08/01/39	504,512	0.0
708,111		4.500%, due 09/01/39	770,099	0.0
4,850,000		4.500%, due 09/25/39	5,307,811	0.1
743,614		4.500%, due 10/01/39	808,211	0.0
44,706		4.500%, due 11/01/39	48,586	0.0
373,594		4.500%, due 11/01/39	406,246	0.0
19,303		4.500%, due 12/01/39	20,983	0.0
80,096		4.500%, due 12/01/39	87,119	0.0
5,926		4.500%, due 01/01/40	6,425	0.0
1,857,052		4.500%, due 01/01/40	2,019,887	0.1
339,828		4.500%, due 02/01/40	369,660	0.0
722,798		4.500%, due 02/01/40	785,830	0.0
3,174,349		4.500%, due 04/01/40	3,446,588	0.1
259,743		4.500%, due 04/01/40	282,552	0.0
95,313		4.500%, due 05/01/40	103,350	0.0
472,219		4.500%, due 05/01/40	512,158	0.0
504,310		4.500%, due 06/01/40	548,667	0.0
1,332,475		4.500%, due 06/01/40	1,449,294	0.1
15,497		4.500%, due 06/01/40	16,845	0.0
320,162		4.500%, due 06/01/40	348,038	0.0
191,711		4.500%, due 06/01/40	208,349	0.0
488,640		4.500%, due 07/01/40	530,808	0.0
203,534		4.500%, due 07/01/40	221,293	0.0
337,657		4.500%, due 07/01/40	366,693	0.0
11,239		4.500%, due 08/01/40	12,219	0.0
17,807		4.500%, due 08/01/40	19,429	0.0
11,571		4.500%, due 08/01/40	12,566	0.0
140,738		4.500%, due 08/01/40	153,077	0.0
373,058		4.500%, due 08/01/40	405,869	0.0
125,687		4.500%, due 08/01/40	136,742	0.0
403,517		4.500%, due 08/01/40	438,421	0.0
73,623		4.500%, due 08/01/40	79,817	0.0
588,070		4.500%, due 08/01/40	638,687	0.0
850,573		4.500%, due 09/01/40	925,343	0.0
73,579		4.500%, due 09/01/40	80,036	0.0
404,160		4.500%, due 09/01/40	438,267	0.0
93,216		4.500%, due 09/01/40	101,339	0.0
109,063		4.500%, due 09/01/40	118,655	0.0
62,299		4.500%, due 09/01/40	67,779	0.0
76,511		4.500%, due 09/01/40	82,966	0.0
523,961		4.500%, due 10/01/40	568,273	0.0
164,707		4.500%, due 10/01/40	179,105	0.0
228,686		4.500%, due 10/01/40	248,618	0.0
321,654		4.500%, due 10/01/40	349,907	0.0
677,058		4.500%, due 10/01/40	735,232	0.0
114,537		4.500%, due 11/01/40	124,530	0.0
767,587		4.500%, due 11/01/40	834,876	0.0
2,967,548		4.500%, due 11/01/40	3,222,509	0.1
240,617		4.500%, due 11/01/40	261,781	0.0
1,726,596		4.500%, due 11/01/40	1,878,459	0.1
301,614		4.500%, due 11/01/40	327,901	0.0
344,760		4.500%, due 12/01/40	376,232	0.0
160,139		4.500%, due 12/01/40	174,115	0.0
596,347		4.500%, due 12/01/40	650,785	0.0
148,180		4.500%, due 12/01/40	161,213	0.0
403,352		4.500%, due 12/01/40	438,776	0.0
90,081		4.500%, due 12/01/40	98,004	0.0
112,698		4.500%, due 12/01/40	122,534	0.0
15,097		4.500%, due 12/01/40	16,422	0.0
195,432		4.500%, due 12/01/40	213,272	0.0
1,963,091		4.500%, due 01/01/41	2,134,271	0.1
211,187		4.500%, due 01/01/41	229,042	0.0
758,147		4.500%, due 01/01/41	824,831	0.0
54,809		4.500%, due 01/01/41	59,601	0.0
586,796		4.500%, due 01/01/41	638,385	0.0
217,846		4.500%, due 02/01/41	236,996	0.0
353,874		4.500%, due 02/01/41	385,055	0.0
250,385		4.500%, due 02/01/41	272,321	0.0
122,227		4.500%, due 02/01/41	132,818	0.0
366,622		4.500%, due 02/01/41	398,836	0.0
380,910		4.500%, due 03/01/41	414,116	0.0
320,717		4.500%, due 03/01/41	348,873	0.0
110,162		4.500%, due 03/01/41	119,769	0.0
307,221		4.500%, due 03/01/41	333,178	0.0
289,083		4.500%, due 03/01/41	314,430	0.0
590,313		4.500%, due 03/01/41	649,644	0.0
122,209		4.500%, due 03/01/41	132,597	0.0
21,623		4.500%, due 03/01/41	23,504	0.0
75,295		4.500%, due 03/01/41	81,643	0.0
28,677		4.500%, due 04/01/41	31,198	0.0
1,970,756		4.500%, due 04/01/41	2,144,167	0.1
72,945		4.500%, due 04/01/41	79,122	0.0
144,753		4.500%, due 04/01/41	156,995	0.0
123,637		4.500%, due 04/01/41	134,088	0.0
170,493		4.500%, due 04/01/41	185,478	0.0
470,204		4.500%, due 04/01/41	511,556	0.0
482,554		4.500%, due 04/01/41	523,288	0.0
62,556		4.500%, due 04/01/41	68,040	0.0
1,015,837		4.500%, due 04/01/41	1,105,114	0.0
1,932,252		4.500%, due 05/01/41	2,102,522	0.1
118,461		4.500%, due 05/01/41	128,857	0.0
737,033		4.500%, due 05/01/41	801,634	0.0
12,278		4.500%, due 05/01/41	13,462	0.0
168,296		4.500%, due 05/01/41	182,514	0.0
1,193,787		4.500%, due 05/01/41	1,294,939	0.0
24,428		4.500%, due 05/01/41	26,572	0.0
1,480,516		4.500%, due 05/01/41	1,606,287	0.1
113,969		4.500%, due 05/01/41	123,904	0.0
197,261		4.500%, due 06/01/41	214,611	0.0
56,015		4.500%, due 06/01/41	60,949	0.0
1,240,702		4.500%, due 06/01/41	1,350,031	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
1,098,314		4.500%, due 06/01/41	$1,195,058	0.0
382,338		4.500%, due 07/01/41	416,030	0.0
497,450		4.500%, due 07/01/41	541,286	0.0
9,395		4.500%, due 07/01/41	10,213	0.0
23,217		4.500%, due 07/01/41	25,238	0.0
199,288		4.500%, due 07/01/41	216,578	0.0
410,712		4.500%, due 07/01/41	446,139	0.0
60,571		4.500%, due 07/01/41	65,909	0.0
181,744		4.500%, due 07/01/41	197,749	0.0
567,123		4.500%, due 08/01/41	616,838	0.0
80,834		4.500%, due 08/01/41	87,944	0.0
508,452		4.500%, due 08/01/41	551,538	0.0
205,460		4.500%, due 08/01/41	223,527	0.0
233,891		4.500%, due 08/01/41	254,499	0.0
791,902		4.500%, due 08/01/41	868,752	0.0
481,717		4.500%, due 08/01/41	524,165	0.0
269,748		4.500%, due 08/01/41	292,605	0.0
67,607		4.500%, due 09/01/41	73,521	0.0
23,281		4.500%, due 09/01/41	25,329	0.0
634,647		4.500%, due 09/01/41	690,572	0.0
2,013,881		4.500%, due 09/01/41	2,191,343	0.1
1,406,998		4.500%, due 10/01/41	1,530,984	0.1
150,387		4.500%, due 10/01/41	163,624	0.0
534,917		4.500%, due 10/01/41	582,057	0.0
3,688,645		4.500%, due 10/01/41	4,011,093	0.1
637,968		4.500%, due 10/01/41	694,182	0.0
3,762,143		4.500%, due 10/01/41	4,093,677	0.1
189,627		4.500%, due 10/01/41	206,315	0.0
117,878		4.500%, due 10/01/41	127,794	0.0
22,345		4.500%, due 11/01/41	24,283	0.0
1,239,990		4.500%, due 11/01/41	1,349,261	0.0
3,000,820		4.500%, due 12/01/41	3,263,381	0.1
571,949		4.500%, due 12/01/41	620,416	0.0
216,878		4.500%, due 01/01/42	236,011	0.0
116,196		4.500%, due 01/01/42	126,461	0.0
47,185		4.500%, due 01/01/42	51,915	0.0
14,493		4.500%, due 02/01/42	15,723	0.0
32,080		4.500%, due 03/01/42	34,898	0.0
190,246		4.500%, due 03/01/42	207,054	0.0
234,010		4.500%, due 04/01/42	254,668	0.0
769,302		4.500%, due 05/01/42	837,047	0.0
19,812		4.500%, due 06/01/42	21,553	0.0
22,603		4.500%, due 08/01/42	24,871	0.0
10,233		4.500%, due 09/01/42	11,097	0.0
14,366		4.500%, due 01/01/43	15,579	0.0
32,620		4.500%, due 12/01/43	35,420	0.0
2,209,172	^	5.000%, due 05/25/18	91,097	0.0
3,151		5.000%, due 04/01/23	3,470	0.0
73,667		5.000%, due 12/01/23	78,971	0.0
4,384		5.000%, due 12/01/23	4,826	0.0
202,819		5.000%, due 04/01/26	223,400	0.0
229,942		5.000%, due 05/01/26	253,260	0.0
138,332		5.000%, due 08/01/27	152,286	0.0
67,910		5.000%, due 04/01/28	74,761	0.0
489,933		5.000%, due 05/01/33	542,623	0.0
856,179		5.000%, due 06/01/33	948,046	0.0
69,017		5.000%, due 08/01/33	76,449	0.0
901,594		5.000%, due 09/01/33	998,572	0.0
216,764		5.000%, due 02/01/34	240,075	0.0
452,035		5.000%, due 03/01/34	500,717	0.0
144,038		5.000%, due 06/01/34	159,391	0.0
769,801		5.000%, due 07/25/34	778,037	0.0
20,430		5.000%, due 11/01/34	22,514	0.0
1,005,914		5.000%, due 02/01/35	1,114,088	0.0
1,098,604		5.000%, due 03/01/35	1,213,820	0.0
121,637		5.000%, due 04/01/35	134,116	0.0
33,674		5.000%, due 05/01/35	37,179	0.0
1,457,877		5.000%, due 07/01/35	1,614,936	0.1
3,974,463		5.000%, due 07/01/35	4,401,639	0.1
343,710		5.000%, due 08/01/35	378,588	0.0
417,199		5.000%, due 09/01/35	459,633	0.0
19,010		5.000%, due 09/01/35	21,048	0.0
10,740		5.000%, due 10/01/35	11,838	0.0
566,186		5.000%, due 10/01/35	624,035	0.0
269,138		5.000%, due 12/01/35	296,750	0.0
632,632		5.000%, due 02/01/36	697,587	0.0
198,592		5.000%, due 03/01/36	218,882	0.0
256,226		5.000%, due 04/01/36	282,306	0.0
187,128		5.000%, due 05/01/36	206,192	0.0
1,262,790		5.000%, due 07/01/36	1,397,265	0.0
5,444,308		5.000%, due 12/01/36	6,001,126	0.1
1,910,910		5.000%, due 07/01/37	2,116,258	0.1
4,758,815		5.000%, due 07/01/37	5,270,990	0.1
167,219		5.000%, due 04/01/38	186,632	0.0
175,916		5.000%, due 04/01/39	193,677	0.0
157,354		5.000%, due 07/01/39	173,467	0.0
1,297,894		5.000%, due 11/01/40	1,440,771	0.1
24,692,703	^	5.000%, due 01/25/41	3,318,250	0.1
385,390		5.000%, due 03/01/41	425,962	0.0
163,247		5.000%, due 04/01/41	179,936	0.0
697,765		5.000%, due 05/01/41	771,242	0.0
2,961,326		5.000%, due 06/01/41	3,273,170	0.1
1,582,750		5.000%, due 06/01/41	1,749,414	0.1
8,517,785	^	5.000%, due 04/25/42	1,738,652	0.1
3,314,819		5.168%, due 12/25/42	2,780,601	0.1
237		5.500%, due 10/01/16	240	0.0
2,399		5.500%, due 11/01/16	2,436	0.0
4,763		5.500%, due 12/01/16	4,836	0.0
457		5.500%, due 04/01/17	464	0.0
910		5.500%, due 01/01/18	937	0.0
72,843		5.500%, due 01/01/18	74,914	0.0
27,429		5.500%, due 02/01/18	28,553	0.0
1,747		5.500%, due 02/01/18	1,803	0.0
1,481		5.500%, due 03/01/18	1,531	0.0
466		5.500%, due 06/01/18	482	0.0
4,758		5.500%, due 01/01/20	4,944	0.0
4,868		5.500%, due 02/01/21	5,179	0.0
2,001		5.500%, due 04/01/21	2,134	0.0
20,789		5.500%, due 06/01/22	22,739	0.0
2,090		5.500%, due 11/01/22	2,195	0.0
32,911		5.500%, due 11/01/22	36,188	0.0
1,695		5.500%, due 11/01/22	1,784	0.0
1,622		5.500%, due 12/01/22	1,744	0.0
26,283		5.500%, due 05/01/23	26,946	0.0
316,354		5.500%, due 06/01/23	353,063	0.0
72,080		5.500%, due 07/01/23	78,948	0.0
23,660		5.500%, due 07/01/23	25,797	0.0
49,251		5.500%, due 09/01/23	53,337	0.0
29,417		5.500%, due 01/01/25	31,535	0.0
8,594		5.500%, due 08/01/25	9,236	0.0
46,026		5.500%, due 07/01/26	51,371	0.0
21,265		5.500%, due 12/01/27	23,735	0.0
21,713		5.500%, due 04/01/28	24,234	0.0
20,648		5.500%, due 08/01/28	23,045	0.0
24,136		5.500%, due 01/01/29	26,936	0.0
54,742		5.500%, due 09/01/29	61,103	0.0
223,735		5.500%, due 10/01/29	249,913	0.0
9,870		5.500%, due 01/01/32	11,015	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
2,935		5.500%, due 04/01/33	$3,305	0.0
205,894		5.500%, due 04/01/33	232,027	0.0
54,370		5.500%, due 10/01/33	60,718	0.0
83,078		5.500%, due 10/01/33	92,744	0.0
2,750		5.500%, due 11/01/33	3,098	0.0
18,686		5.500%, due 11/01/33	21,050	0.0
26,334		5.500%, due 11/01/33	29,403	0.0
86,634		5.500%, due 11/01/33	96,693	0.0
36,466		5.500%, due 11/01/33	41,138	0.0
311,229		5.500%, due 12/01/33	347,473	0.0
103,326		5.500%, due 12/01/33	116,941	0.0
35,839		5.500%, due 12/01/33	40,188	0.0
3,924		5.500%, due 12/01/33	4,411	0.0
40,555		5.500%, due 12/01/33	45,727	0.0
67,786		5.500%, due 12/01/33	76,339	0.0
695,046		5.500%, due 12/01/33	777,454	0.0
31,668		5.500%, due 01/01/34	35,633	0.0
198,572		5.500%, due 01/01/34	223,954	0.0
43,834		5.500%, due 01/01/34	49,157	0.0
96,827		5.500%, due 01/01/34	109,144	0.0
2,802		5.500%, due 01/01/34	3,157	0.0
35,856		5.500%, due 06/01/34	40,315	0.0
53,486		5.500%, due 11/01/34	59,845	0.0
155,032		5.500%, due 11/01/34	174,759	0.0
3,096		5.500%, due 12/01/34	3,495	0.0
19,773		5.500%, due 01/01/35	22,269	0.0
68,638		5.500%, due 01/01/35	77,620	0.0
102,148		5.500%, due 01/01/35	115,203	0.0
45,831		5.500%, due 01/01/35	51,560	0.0
21,100		5.500%, due 02/01/35	23,773	0.0
4,628,609		5.500%, due 02/01/35	5,214,375	0.1
59,677		5.500%, due 03/01/35	67,434	0.0
85,293		5.500%, due 06/01/35	95,407	0.0
44,377		5.500%, due 07/01/35	49,957	0.0
2,474,725		5.500%, due 08/01/35	2,803,193	0.1
11,665		5.500%, due 10/01/35	13,107	0.0
160,927		5.500%, due 11/01/35	181,193	0.0
2,300		5.500%, due 11/01/35	2,602	0.0
44,184		5.500%, due 12/01/35	49,442	0.0
2,844		5.500%, due 12/01/35	3,192	0.0
454,667		5.500%, due 12/01/35	509,876	0.0
1,804		5.500%, due 12/01/35	2,032	0.0
58,590		5.500%, due 01/01/36	65,538	0.0
293,189		5.500%, due 01/01/36	329,228	0.0
1,164,510		5.500%, due 01/25/36	1,311,671	0.0
2,571		5.500%, due 02/01/36	2,869	0.0
42,903		5.500%, due 04/01/36	48,211	0.0
3,076,923		5.500%, due 07/01/36	3,466,885	0.1
1,412		5.500%, due 08/01/36	1,576	0.0
154,190		5.500%, due 09/01/36	173,749	0.0
241,532		5.500%, due 09/01/36	272,448	0.0
489,238		5.500%, due 12/01/36	549,130	0.0
4,162		5.500%, due 12/01/36	4,669	0.0
496,203		5.500%, due 12/01/36	553,762	0.0
8,896		5.500%, due 12/01/36	9,938	0.0
279,114		5.500%, due 01/01/37	311,491	0.0
45,694		5.500%, due 01/01/37	51,142	0.0
351,342		5.500%, due 02/01/37	393,594	0.0
997,533		5.500%, due 03/01/37	1,120,211	0.0
38,272		5.500%, due 04/01/37	42,908	0.0
2,059		5.500%, due 05/01/37	2,310	0.0
124,794		5.500%, due 05/01/37	139,270	0.0
8,380		5.500%, due 05/01/37	9,352	0.0
65,134		5.500%, due 05/01/37	72,690	0.0
120,010		5.500%, due 06/01/37	133,931	0.0
125,440		5.500%, due 06/01/37	139,991	0.0
83,666		5.500%, due 06/01/37	93,371	0.0
117,202		5.500%, due 07/01/37	131,397	0.0
110,207		5.500%, due 08/01/37	123,470	0.0
47,194		5.500%, due 08/01/37	53,174	0.0
149,773		5.500%, due 08/01/37	168,359	0.0
399,024		5.500%, due 09/01/37	447,045	0.0
1,845		5.500%, due 11/01/37	2,060	0.0
1,631,918		5.500%, due 01/01/38	1,824,777	0.1
2,174		5.500%, due 02/01/38	2,426	0.0
4,217		5.500%, due 02/01/38	4,711	0.0
77,393		5.500%, due 03/01/38	86,372	0.0
1,065,476		5.500%, due 03/01/38	1,196,951	0.0
76,162		5.500%, due 04/01/38	85,258	0.0
1,576		5.500%, due 04/01/38	1,758	0.0
349,246		5.500%, due 04/01/38	389,942	0.0
35,269		5.500%, due 05/01/38	39,360	0.0
621,053		5.500%, due 05/01/38	693,501	0.0
10,456		5.500%, due 05/01/38	11,690	0.0
96,017		5.500%, due 06/01/38	107,155	0.0
334,237		5.500%, due 06/01/38	374,232	0.0
10,514,940		5.500%, due 06/01/38	11,781,792	0.3
276,803		5.500%, due 07/01/38	308,912	0.0
170,371		5.500%, due 07/01/38	192,586	0.0
1,960		5.500%, due 07/01/38	2,189	0.0
84,755		5.500%, due 08/01/38	94,586	0.0
294,274		5.500%, due 08/01/38	328,410	0.0
38,035		5.500%, due 08/01/38	42,778	0.0
711,452		5.500%, due 11/01/38	794,731	0.0
251,168		5.500%, due 11/01/38	281,479	0.0
1,132		5.500%, due 12/01/38	1,264	0.0
2,987		5.500%, due 12/01/38	3,334	0.0
116,231		5.500%, due 12/01/38	129,714	0.0
1,497,803		5.500%, due 01/01/39	1,676,717	0.1
188,287		5.500%, due 01/01/39	211,142	0.0
384,611		5.500%, due 01/01/39	430,924	0.0
70,164		5.500%, due 03/01/39	79,099	0.0
989,532		5.500%, due 06/01/39	1,115,759	0.0
569,348		5.500%, due 06/01/39	642,327	0.0
149,142		5.500%, due 05/01/40	166,807	0.0
3,505,902		5.500%, due 05/25/40	3,940,967	0.1
118,479		5.500%, due 06/01/40	132,414	0.0
8,235,660	^	5.500%, due 11/25/40	1,647,701	0.1
66,400		5.500%, due 07/01/41	74,103	0.0
1,198,884		5.500%, due 09/01/41	1,350,057	0.0
28,422,648	^	5.876%, due 11/25/40	3,980,490	0.1
24,978,840	^	5.906%, due 10/25/42	5,051,783	0.1
31,430,397	^	5.906%, due 12/25/42	6,142,760	0.1
651,747	^	5.956%, due 03/25/42	110,608	0.0
15,963,070	^	5.956%, due 11/25/42	3,736,833	0.1
14,860,109	^	5.956%, due 02/25/43	3,674,703	0.1
3,608		6.000%, due 06/01/16	3,644	0.0
5,728		6.000%, due 08/01/16	5,793	0.0
92		6.000%, due 08/01/16	93	0.0
3,326		6.000%, due 10/01/16	3,376	0.0
2,223		6.000%, due 10/01/16	2,239	0.0
1,184		6.000%, due 01/01/17	1,189	0.0
1,766		6.000%, due 01/01/17	1,771	0.0
1,141		6.000%, due 02/01/17	1,147	0.0
307		6.000%, due 02/01/17	314	0.0
132		6.000%, due 02/01/17	134	0.0
47		6.000%, due 03/01/17	48	0.0
3,872		6.000%, due 04/01/17	3,956	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
2,840		6.000%, due 04/01/17	$2,862	0.0
6,756		6.000%, due 04/01/17	6,923	0.0
1,704		6.000%, due 04/01/17	1,737	0.0
13,215		6.000%, due 05/01/17	13,540	0.0
3,372		6.000%, due 05/01/17	3,444	0.0
1,631		6.000%, due 05/01/17	1,651	0.0
10,207		6.000%, due 05/01/17	10,472	0.0
17,736		6.000%, due 06/01/17	18,170	0.0
1,734		6.000%, due 06/01/17	1,777	0.0
14,557		6.000%, due 06/01/17	14,916	0.0
3,695		6.000%, due 07/01/17	3,779	0.0
2,378		6.000%, due 08/01/17	2,402	0.0
4,328		6.000%, due 08/01/17	4,436	0.0
5,394		6.000%, due 08/01/17	5,572	0.0
14,183		6.000%, due 09/01/17	14,581	0.0
48,727		6.000%, due 09/01/17	50,120	0.0
11,272		6.000%, due 11/01/17	11,563	0.0
4,185		6.000%, due 01/01/18	4,311	0.0
818		6.000%, due 02/01/18	847	0.0
10,005		6.000%, due 04/01/18	10,258	0.0
8,419		6.000%, due 09/01/18	8,758	0.0
8,048		6.000%, due 10/01/18	8,398	0.0
2,266		6.000%, due 11/01/18	2,318	0.0
2,555		6.000%, due 12/01/18	2,880	0.0
4,362		6.000%, due 05/01/21	4,916	0.0
51,630		6.000%, due 09/01/21	58,182	0.0
51,622		6.000%, due 04/01/22	58,205	0.0
111,099		6.000%, due 06/01/22	125,280	0.0
16,857		6.000%, due 01/01/23	19,011	0.0
2,252		6.000%, due 03/01/24	2,538	0.0
219,183		6.000%, due 11/01/28	247,351	0.0
901,988		6.000%, due 07/25/29	1,023,518	0.0
1,120		6.000%, due 04/01/31	1,263	0.0
705,656		6.000%, due 04/25/31	800,832	0.0
1,123		6.000%, due 01/01/32	1,267	0.0
1,143		6.000%, due 11/01/32	1,290	0.0
2,810		6.000%, due 11/01/32	3,206	0.0
119,047		6.000%, due 01/01/33	134,233	0.0
1,645,364	^	6.000%, due 08/25/33	400,358	0.0
8,728		6.000%, due 09/01/33	9,953	0.0
2,572		6.000%, due 01/01/34	2,930	0.0
211,832		6.000%, due 08/01/34	238,877	0.0
421,363		6.000%, due 06/01/35	478,802	0.0
12,585		6.000%, due 07/01/35	14,193	0.0
30,671		6.000%, due 07/01/35	34,848	0.0
21,299		6.000%, due 07/01/35	24,021	0.0
17,868		6.000%, due 07/01/35	20,269	0.0
464		6.000%, due 10/01/35	523	0.0
13,701		6.000%, due 10/01/35	15,456	0.0
177,104		6.000%, due 11/01/35	201,773	0.0
178,825		6.000%, due 12/01/35	202,933	0.0
254,565		6.000%, due 12/01/35	287,140	0.0
2,810		6.000%, due 12/01/35	3,171	0.0
12,241		6.000%, due 01/01/36	13,796	0.0
121,837		6.000%, due 02/01/36	138,086	0.0
137,793		6.000%, due 02/01/36	156,282	0.0
77,925		6.000%, due 02/01/36	88,348	0.0
2,154		6.000%, due 02/01/36	2,443	0.0
95,162		6.000%, due 03/01/36	107,664	0.0
106,233		6.000%, due 03/01/36	120,421	0.0
64,347		6.000%, due 04/01/36	72,798	0.0
140,975		6.000%, due 04/01/36	159,530	0.0
45,981		6.000%, due 05/01/36	51,870	0.0
26,610		6.000%, due 05/01/36	30,018	0.0
1,706		6.000%, due 06/01/36	1,924	0.0
6,525		6.000%, due 06/01/36	7,376	0.0
288,615		6.000%, due 07/01/36	327,505	0.0
30,653		6.000%, due 07/01/36	34,707	0.0
5,495		6.000%, due 07/01/36	6,197	0.0
17,782		6.000%, due 07/01/36	20,121	0.0
9,514		6.000%, due 07/01/36	10,723	0.0
658,902		6.000%, due 08/01/36	749,814	0.0
119,214		6.000%, due 08/01/36	134,394	0.0
1,234,943		6.000%, due 08/01/36	1,396,785	0.0
78,280		6.000%, due 08/01/36	88,449	0.0
14,942		6.000%, due 08/01/36	16,897	0.0
15,575		6.000%, due 08/01/36	17,614	0.0
214,499		6.000%, due 09/01/36	241,954	0.0
27,934		6.000%, due 09/01/36	31,496	0.0
222,266		6.000%, due 09/01/36	250,735	0.0
270,781		6.000%, due 09/01/36	306,019	0.0
69,677		6.000%, due 09/01/36	78,857	0.0
45,595		6.000%, due 09/01/36	51,603	0.0
56,947		6.000%, due 09/01/36	64,418	0.0
30,597		6.000%, due 09/01/36	34,479	0.0
87,234		6.000%, due 09/01/36	99,488	0.0
1,858		6.000%, due 09/01/36	2,094	0.0
264,995		6.000%, due 10/01/36	299,871	0.0
104,366		6.000%, due 10/01/36	117,880	0.0
75,720		6.000%, due 10/01/36	85,688	0.0
15,589		6.000%, due 10/01/36	17,577	0.0
45,224		6.000%, due 10/01/36	51,069	0.0
27,013		6.000%, due 10/01/36	30,473	0.0
8,636		6.000%, due 11/01/36	9,732	0.0
169,015		6.000%, due 11/01/36	191,780	0.0
74,699		6.000%, due 11/01/36	84,265	0.0
35,172		6.000%, due 11/01/36	39,736	0.0
70,306		6.000%, due 11/01/36	79,571	0.0
7,760		6.000%, due 12/01/36	8,782	0.0
52,819		6.000%, due 12/01/36	59,522	0.0
17,699		6.000%, due 12/01/36	20,148	0.0
43,343		6.000%, due 12/01/36	48,888	0.0
12,092		6.000%, due 12/01/36	13,678	0.0
45,478		6.000%, due 12/01/36	51,397	0.0
157,216		6.000%, due 12/01/36	177,765	0.0
118,037		6.000%, due 12/01/36	133,016	0.0
99,871		6.000%, due 01/01/37	112,630	0.0
3,693		6.000%, due 01/01/37	4,168	0.0
52,597		6.000%, due 01/01/37	59,472	0.0
15,350		6.000%, due 01/01/37	17,370	0.0
161,774		6.000%, due 01/01/37	182,880	0.0
24,349		6.000%, due 01/01/37	27,540	0.0
2,003		6.000%, due 01/01/37	2,274	0.0
31,505		6.000%, due 02/01/37	35,535	0.0
249,504		6.000%, due 02/01/37	281,418	0.0
51,659		6.000%, due 02/01/37	58,436	0.0
80,495		6.000%, due 02/01/37	90,754	0.0
10,026		6.000%, due 02/01/37	11,334	0.0
71,223		6.000%, due 03/01/37	80,528	0.0
329,803		6.000%, due 03/01/37	372,899	0.0
2,758		6.000%, due 03/01/37	3,121	0.0
70,584		6.000%, due 03/01/37	79,872	0.0
39,532		6.000%, due 03/01/37	44,733	0.0
31,428		6.000%, due 03/01/37	35,500	0.0
134,865		6.000%, due 04/01/37	152,609	0.0
1,521		6.000%, due 04/01/37	1,725	0.0
50,996		6.000%, due 04/01/37	57,701	0.0
5,551		6.000%, due 04/01/37	6,257	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
2,749		6.000%, due 04/01/37	$3,100	0.0
170,374		6.000%, due 04/01/37	192,627	0.0
5,134		6.000%, due 04/01/37	5,811	0.0
62,080		6.000%, due 04/01/37	70,123	0.0
2,948		6.000%, due 04/01/37	3,323	0.0
8,366		6.000%, due 04/01/37	9,437	0.0
32,378		6.000%, due 04/01/37	36,487	0.0
19,224		6.000%, due 04/01/37	21,753	0.0
144,850		6.000%, due 04/01/37	163,774	0.0
98,527		6.000%, due 04/01/37	111,031	0.0
6,238		6.000%, due 04/01/37	7,036	0.0
83,071		6.000%, due 04/01/37	94,275	0.0
375,224		6.000%, due 04/01/37	423,273	0.0
1,505		6.000%, due 04/01/37	1,697	0.0
57,498		6.000%, due 05/01/37	64,988	0.0
91,974		6.000%, due 05/01/37	103,724	0.0
62,302		6.000%, due 05/01/37	70,501	0.0
9,209		6.000%, due 05/01/37	10,489	0.0
19,668		6.000%, due 05/01/37	22,235	0.0
139,090		6.000%, due 05/01/37	156,883	0.0
122,111		6.000%, due 05/01/37	138,132	0.0
328,526		6.000%, due 05/01/37	371,564	0.0
20,563		6.000%, due 05/01/37	23,252	0.0
38,172		6.000%, due 05/01/37	43,053	0.0
40,547		6.000%, due 05/01/37	45,717	0.0
4,043		6.000%, due 05/01/37	4,593	0.0
47,542		6.000%, due 05/01/37	53,777	0.0
16,964		6.000%, due 06/01/37	19,193	0.0
6,256		6.000%, due 06/01/37	7,057	0.0
16,572		6.000%, due 06/01/37	18,723	0.0
6,066		6.000%, due 06/01/37	6,842	0.0
129,217		6.000%, due 06/01/37	146,068	0.0
4,565		6.000%, due 06/01/37	5,145	0.0
25,619		6.000%, due 06/01/37	28,985	0.0
198,261		6.000%, due 06/01/37	224,665	0.0
46,902		6.000%, due 07/01/37	53,069	0.0
39,250		6.000%, due 07/01/37	44,231	0.0
43,854		6.000%, due 07/01/37	49,419	0.0
69,254		6.000%, due 07/01/37	78,365	0.0
24,462		6.000%, due 07/01/37	27,658	0.0
23,134		6.000%, due 07/01/37	26,154	0.0
237,211		6.000%, due 07/01/37	267,893	0.0
9,836		6.000%, due 07/01/37	11,094	0.0
165,247		6.000%, due 07/01/37	186,218	0.0
10,596		6.000%, due 07/01/37	11,979	0.0
73,814		6.000%, due 07/01/37	83,450	0.0
20,726		6.000%, due 08/01/37	23,378	0.0
27,116		6.000%, due 08/01/37	30,584	0.0
17,062		6.000%, due 08/01/37	19,406	0.0
167,958		6.000%, due 08/01/37	189,567	0.0
144,853		6.000%, due 08/01/37	163,310	0.0
116,156		6.000%, due 08/01/37	130,897	0.0
60,947		6.000%, due 08/01/37	68,935	0.0
184,263		6.000%, due 08/01/37	207,646	0.0
57,856		6.000%, due 08/01/37	65,263	0.0
212,425		6.000%, due 08/01/37	239,876	0.0
47,235		6.000%, due 09/01/37	53,396	0.0
13,130		6.000%, due 09/01/37	14,811	0.0
34,514		6.000%, due 09/01/37	38,914	0.0
3,459		6.000%, due 09/01/37	3,900	0.0
21,034		6.000%, due 09/01/37	23,710	0.0
167,197		6.000%, due 09/01/37	188,986	0.0
62,272		6.000%, due 09/01/37	70,393	0.0
997,236		6.000%, due 09/01/37	1,127,900	0.0
10,417		6.000%, due 10/01/37	11,771	0.0
66,304		6.000%, due 10/01/37	74,718	0.0
101,983		6.000%, due 10/01/37	115,402	0.0
9,752		6.000%, due 10/01/37	10,990	0.0
3,268		6.000%, due 11/01/37	3,695	0.0
144,311		6.000%, due 11/01/37	163,880	0.0
188,628		6.000%, due 11/01/37	212,663	0.0
4,587		6.000%, due 12/01/37	5,232	0.0
162,050		6.000%, due 12/01/37	183,365	0.0
32,783		6.000%, due 12/01/37	36,947	0.0
236,129		6.000%, due 12/01/37	267,624	0.0
35,920		6.000%, due 12/01/37	40,516	0.0
96,322		6.000%, due 12/01/37	108,895	0.0
1,101,166		6.000%, due 01/01/38	1,257,454	0.0
120,351		6.000%, due 02/01/38	136,052	0.0
332,135		6.000%, due 02/01/38	374,284	0.0
446,557		6.000%, due 02/01/38	505,053	0.0
4,464		6.000%, due 03/01/38	5,084	0.0
50,045		6.000%, due 03/01/38	56,567	0.0
10,720		6.000%, due 03/01/38	12,089	0.0
258,898		6.000%, due 05/01/38	292,271	0.0
13,788		6.000%, due 05/01/38	15,584	0.0
3,160		6.000%, due 06/01/38	3,563	0.0
45,416		6.000%, due 06/01/38	51,341	0.0
183,058		6.000%, due 07/01/38	206,575	0.0
209,108		6.000%, due 07/01/38	235,773	0.0
3,983		6.000%, due 08/01/38	4,529	0.0
1,715		6.000%, due 08/01/38	1,934	0.0
1,446		6.000%, due 08/01/38	1,630	0.0
16,388		6.000%, due 09/01/38	18,470	0.0
46,550		6.000%, due 09/01/38	52,590	0.0
96,876		6.000%, due 09/01/38	109,513	0.0
24,129		6.000%, due 09/01/38	27,281	0.0
5,237		6.000%, due 10/01/38	5,920	0.0
124,391		6.000%, due 10/01/38	140,176	0.0
129,933		6.000%, due 10/01/38	146,422	0.0
42,864		6.000%, due 10/01/38	48,873	0.0
4,299		6.000%, due 10/01/38	4,844	0.0
58,978		6.000%, due 10/01/38	66,663	0.0
183,147		6.000%, due 10/01/38	206,389	0.0
2,109		6.000%, due 11/01/38	2,377	0.0
2,866		6.000%, due 11/01/38	3,234	0.0
294,579		6.000%, due 11/01/38	332,007	0.0
8,507		6.000%, due 12/01/38	9,610	0.0
237,115		6.000%, due 12/01/38	268,419	0.0
174,545		6.000%, due 12/01/38	197,504	0.0
79,701		6.000%, due 10/01/39	89,942	0.0
5,618		6.000%, due 10/01/39	6,399	0.0
66,370		6.000%, due 12/01/39	74,897	0.0
1,544,890		6.000%, due 02/01/40	1,745,567	0.1
66,951		6.000%, due 04/01/40	75,705	0.0
290,186		6.000%, due 09/01/40	331,342	0.0
743,758		6.000%, due 10/01/40	840,772	0.0
1,087,429		6.000%, due 05/01/41	1,229,065	0.0
19,382,570	^	6.006%, due 06/25/33	4,310,228	0.1
11,443,043	^	6.226%, due 06/25/40	1,948,842	0.1
1,712,407		6.250%, due 10/25/36	1,916,230	0.1
5,693,390	^	6.256%, due 02/25/42	969,025	0.0
5,028,849	^	6.406%, due 09/25/40	1,000,471	0.0
6,839,353	^	6.406%, due 10/25/40	1,276,028	0.0
13,086,915	^	6.426%, due 06/25/40	2,207,819	0.1
12,740,740	^	6.486%, due 10/25/35	2,411,495	0.1
1,230		6.500%, due 09/01/16	1,235	0.0
857		6.500%, due 02/01/17	874	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
507		6.500%, due 02/01/17	$518	0.0
239		6.500%, due 03/01/17	244	0.0
5,454		6.500%, due 03/01/17	5,630	0.0
4,002		6.500%, due 04/01/17	4,030	0.0
12,016		6.500%, due 04/01/27	13,736	0.0
12,501		6.500%, due 02/01/28	14,290	0.0
54		6.500%, due 06/01/29	62	0.0
6,538		6.500%, due 07/01/29	7,475	0.0
16,650		6.500%, due 01/01/32	19,035	0.0
23,139		6.500%, due 04/01/32	27,452	0.0
23,112		6.500%, due 09/01/32	26,423	0.0
33,635		6.500%, due 10/01/32	38,454	0.0
34,805		6.500%, due 10/01/32	39,793	0.0
15,037		6.500%, due 03/01/38	18,192	0.0
1,527,011		6.500%, due 06/17/38	1,567,068	0.1
1,854,202	^	6.506%, due 08/25/26	264,128	0.0
6,842,010	^	6.546%, due 01/25/37	1,473,230	0.1
16,282,499	^	6.556%, due 10/25/35	2,947,375	0.1
2,867		7.000%, due 08/01/25	3,223	0.0
9,552		7.000%, due 12/01/25	9,981	0.0
1,274		7.000%, due 12/01/25	1,299	0.0
4,975		7.000%, due 02/01/26	5,405	0.0
10,281		7.000%, due 03/01/26	11,397	0.0
10,207		7.000%, due 03/01/26	10,321	0.0
4,974		7.000%, due 03/01/26	5,145	0.0
21,999		7.000%, due 03/01/26	24,248	0.0
1,431		7.000%, due 12/01/27	1,520	0.0
17,122		7.000%, due 06/01/31	17,612	0.0
775,229		7.000%, due 03/01/38	966,340	0.0
894,351		7.000%, due 04/01/38	1,103,473	0.0
1,125		7.500%, due 11/01/29	1,158	0.0
22,732		7.500%, due 09/01/31	28,224	0.0
17,814		10.000%, due 02/25/19	19,255	0.0
1,227,195		15.015%, due 03/25/38	1,581,480	0.1
224,874		23.225%, due 07/25/35	389,545	0.0
404,470		24.398%, due 01/25/35	536,235	0.0
123,492		27.824%, due 02/25/34	167,068	0.0
2,714,075		32.481%, due 11/25/36	4,996,588	0.1
			697,663,436	14.0

		Government National Mortgage Association: 5.5%
11,698		0.609%, due 03/16/32	11,696	0.0
78,000		3.000%, due 08/20/45	79,737	0.0
127,307,000		3.500%, due 07/20/42	133,105,367	2.7
9,724,055		3.500%, due 06/20/45	10,208,440	0.2
10,830,231	^	4.000%, due 08/16/26	1,381,908	0.0
2,457,614		4.000%, due 11/20/40	2,642,180	0.1
796,770		4.000%, due 10/20/41	847,575	0.0
10,436,984		4.000%, due 03/20/45	11,144,573	0.2
8,704,498		4.000%, due 08/20/45	9,296,407	0.2
6,252,777	^	4.500%, due 12/20/37	402,795	0.0
5,850,525		4.500%, due 05/20/39	6,415,811	0.1
2,000,000		4.500%, due 05/20/39	2,171,294	0.1
4,207,474	^	4.500%, due 05/20/40	562,355	0.0
3,597,761		4.500%, due 08/20/41	3,913,243	0.1
3,287,481		4.750%, due 05/20/39	3,658,542	0.1
27,916		5.000%, due 11/15/35	31,169	0.0
9,973		5.000%, due 11/15/35	10,981	0.0
17,360		5.000%, due 11/15/35	19,332	0.0
23,093		5.000%, due 11/15/35	25,882	0.0
95,404		5.000%, due 06/15/37	106,302	0.0
608,047		5.000%, due 03/15/38	675,206	0.0
77,262		5.000%, due 03/15/38	86,146	0.0
23,247		5.000%, due 06/15/38	25,865	0.0
7,627		5.000%, due 07/15/38	8,389	0.0
9,330		5.000%, due 09/15/38	10,368	0.0
106,583		5.000%, due 11/15/38	118,437	0.0
136,230		5.000%, due 11/15/38	149,852	0.0
278,990		5.000%, due 12/15/38	309,339	0.0
55,134		5.000%, due 12/15/38	61,223	0.0
2,517,794		5.000%, due 12/15/38	2,799,130	0.1
401,053		5.000%, due 01/15/39	441,877	0.0
445,710		5.000%, due 01/15/39	495,780	0.0
3,540,050		5.000%, due 01/15/39	3,925,234	0.1
324,815		5.000%, due 02/15/39	358,903	0.0
392,094		5.000%, due 02/15/39	434,758	0.0
142,833		5.000%, due 02/15/39	158,703	0.0
512,562		5.000%, due 03/15/39	567,809	0.0
253,739		5.000%, due 03/15/39	281,348	0.0
10,984		5.000%, due 03/15/39	12,206	0.0
393,607		5.000%, due 03/15/39	436,436	0.0
320,640		5.000%, due 04/15/39	356,556	0.0
3,520		5.000%, due 05/15/39	3,915	0.0
557,015		5.000%, due 05/15/39	615,392	0.0
176,797		5.000%, due 05/15/39	195,353	0.0
356,257		5.000%, due 07/15/39	395,611	0.0
253,298		5.000%, due 09/15/39	281,687	0.0
26,176		5.000%, due 11/15/39	29,089	0.0
3,042,202	^	5.000%, due 11/20/39	477,870	0.0
10,916,933	^	5.000%, due 01/20/40	2,788,233	0.1
7,134,242	^	5.000%, due 03/20/40	1,176,396	0.0
5,526		5.000%, due 04/15/40	6,127	0.0
46,621		5.000%, due 06/15/40	51,772	0.0
84,242		5.000%, due 09/15/40	93,593	0.0
629,810		5.000%, due 09/15/40	692,791	0.0
203,504		5.000%, due 10/15/40	226,123	0.0
3,667,083	^	5.000%, due 10/20/40	557,451	0.0
277,395		5.000%, due 05/15/42	304,873	0.0
1,241,022		5.000%, due 02/20/43	1,374,345	0.0
4,495,065		5.140%, due 10/20/60	4,842,639	0.1
2,684,480		5.288%, due 10/20/60	2,905,887	0.1
10,348,197	^	5.384%, due 06/20/44	2,107,032	0.1
23,154,296	^	5.391%, due 04/16/44	3,720,425	0.1
30,116,553	^	5.500%, due 11/20/43	6,559,096	0.1
1,318,462		5.500%, due 03/20/60	1,424,665	0.0
6,916,642	^	5.634%, due 06/20/40	1,072,242	0.0
25,722,715	^	5.834%, due 07/20/39	4,211,434	0.1
29,973,016	^	5.891%, due 05/16/40	4,502,016	0.1
25,164,016	^	5.984%, due 05/20/37	4,325,579	0.1
4,571,104	^	5.984%, due 06/20/38	484,964	0.0
8,952,933	^	5.984%, due 04/20/39	1,579,376	0.0
30,989,684	^	5.991%, due 12/16/39	4,465,018	0.1
31,711,671	^	5.991%, due 04/16/44	5,257,231	0.1
27,508,424	^	6.000%, due 05/16/44	7,527,163	0.2
5,267,795	^	6.084%, due 05/20/39	609,789	0.0
4,250,484	^	6.184%, due 04/20/38	722,723	0.0
3,230,423	^	6.291%, due 05/16/38	609,699	0.0
9,333,847	^	6.291%, due 01/16/39	1,635,823	0.0
13,400,008	^	6.404%, due 08/20/40	2,979,750	0.1
5,818,794	^	6.441%, due 09/16/40	1,112,123	0.0
13,135,918	^	6.454%, due 06/20/41	2,600,959	0.1
2,443,861	^	6.561%, due 02/16/35	470,026	0.0
4,210,221	^	6.784%, due 04/20/36	319,319	0.0
173,665		7.000%, due 05/16/32	202,190	0.0
888,432		21.348%, due 03/20/37	1,437,748	0.0

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
459,361	24.534%, due 04/16/37	$615,497	0.0
		275,320,188	5.5

	Total U.S. Government Agency Obligations
	(Cost $1,621,332,017)	1,655,839,186	33.2

FOREIGN GOVERNMENT BONDS: 0.5%
300,000	# Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 09/26/16	298,875	0.0
600,000	Eksportfinans ASA, 5.500%, 05/25/16	613,050	0.0
500,000	Eksportfinans ASA, 5.500%, 06/26/17	527,375	0.0
13,848,000	European Investment Bank, 1.000%, 03/15/18	13,867,914	0.3
5,396,000	Inter-American Development Bank, 1.375%, 07/15/20	5,392,131	0.1
400,000	# Korea Housing Finance Corp., 4.125%, 12/15/15	402,603	0.0
500,000	Majapahit Holding BV, 7.250%, 06/28/17	533,750	0.0
561,000	Petroleos Mexicanos, 4.875%, 01/18/24	544,394	0.0
5,365,000	Ukraine Government AID Bonds, 1.847%, 05/29/20	5,465,422	0.1

	Total Foreign Government Bonds
	(Cost $27,284,690)	27,645,514	0.5

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 12.3%
		Affiliated Investment Companies: 12.3%
8,057,272		Voya Emerging Markets Corporate Debt Fund - Class P	75,657,782	1.5
12,497,797		Voya Emerging Markets Hard Currency Debt Fund - Class P	112,355,196	2.3
8,165,367		Voya Emerging Markets Local Currency Debt Fund - Class P	55,932,766	1.1
2,175,652		Voya Floating Rate Fund - Class P	21,517,198	0.4
14,592,386		Voya High Yield Bond Fund - Class P	112,215,450	2.2
11,550,416		Voya Investment Grade Credit Fund - Class P	121,048,359	2.4
11,421,031		Voya Securitized Credit Fund - Class P	117,522,412	2.4

	Total Mutual Funds
	(Cost $661,917,954)		616,249,163	12.3
PREFERRED STOCK: 0.0%
		Financials: 0.0%
751	#,P	Ally Financial, Inc.	757,125	0.0

	Total Preferred Stock
	(Cost $722,837)		757,125	0.0

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		OTC Interest Rate Swaptions: 0.1%
658,009,000	@ Receive a fixed rate equal to 2.905% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 11/13/15 Counterparty: JPMorgan Chase & Co.	7,288,981	0.1
658,009,000	@ Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.773%, Exp. 11/12/15 Counterparty: Morgan Stanley	575,313	0.0
		7,864,294	0.1

	Total Purchased Options
	(Cost $10,826,441)	7,864,294	0.1

	Total Long-Term Investments
	(Cost $5,487,643,281)	5,469,050,616	109.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Commercial Paper: 2.5%
14,000,000	Becton, Dickinson and Company, 0.260%, 10/07/15	13,999,300	0.3
7,500,000	Campbell Soup Co., 0.190%, 10/19/15	7,499,250	0.2
4,500,000	Campbell Soup Co., 0.230%, 11/19/15	4,498,560	0.1
5,000,000	Campbell Soup Co., 0.240%, 12/07/15	4,997,750	0.1
1,750,000	Dominion Resources Inc., 0.220%, 10/05/15	1,749,947	0.0
2,100,000	Duke Energy, 0.250%, 10/13/15	2,099,811	0.0
19,150,000	Medtronic Global Holdings SCA, 0.220%, 10/05/15	19,149,426	0.4
7,310,000	Medtronic Global Holdings SCA, 0.240%, 10/06/15	7,309,708	0.2
8,000,000	Mondelez International, Inc., 0.290%, 11/02/15	7,997,920	0.2
5,000,000	Mondelez International, Inc., 0.300%, 11/12/15	4,998,250	0.1
10,000,000	Monsanto Company, 0.310%, 11/16/15	9,996,000	0.2
3,000,000	Reuters, 0.260%, 11/05/15	2,999,220	0.1
21,700,000	St. Jude Medical, Inc., 0.260%, 10/30/15	21,695,443	0.4

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
2,000,000	St. Jude Medical, Inc., 0.320%, 12/15/15	$1,998,680	0.0
12,000,000	Thomson Reuters Corporation, 0.260%, 11/03/15	11,997,120	0.2
		122,986,385	2.5

		Securities Lending Collateralcc: 0.3%
3,491,859	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $3,491,869, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $3,561,696, due 10/15/15-08/15/45)	3,491,859	0.1
2,888,457	Daiwa Capital Markets, Repurchase Agreement dated 09/30/15, 0.20%, due 10/01/15 (Repurchase Amount $2,888,473, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,946,226, due 10/01/15-09/09/49)	2,888,457	0.0
3,491,859	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $3,491,873, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $3,561,696, due 11/30/19-02/15/44)	3,491,859	0.1
3,491,859	Nomura Securities, Repurchase Agreement dated 09/30/15, 0.14%, due 10/01/15 (Repurchase Amount $3,491,872, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,561,696, due 11/15/15-07/20/65)	3,491,859	0.1
1,338,493	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/15, 0.17%, due 10/01/15 (Repurchase Amount $1,338,499, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,365,791, due 01/15/17-02/15/42)	1,338,493	0.0
		14,702,527	0.3

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.0%
118,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $118,000)	118,000	0.0

	Total Short-Term Investments
	(Cost $137,783,825)	137,806,912	2.8

	Total Investments in Securities (Cost $5,625,427,106)	$5,606,857,528	112.4
	Liabilities in Excess of Other Assets	(619,306,303)	(12.4)
	Net Assets	$4,987,551,225	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
P	Preferred Stock may be called prior to convertible date.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $5,626,789,100.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$85,325,480
Gross Unrealized Depreciation	(105,257,052)

Net Unrealized Depreciation	$(19,931,572)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$616,249,163	$–	$–	$616,249,163
Preferred Stock	–	757,125	–	757,125
Purchased Options	–	7,864,294	–	7,864,294
Corporate Bonds/Notes	–	1,589,289,863	–	1,589,289,863
Collateralized Mortgage Obligations	–	540,385,438	2,733,412	543,118,850
Municipal Bonds	–	3,627,194	–	3,627,194
Short-Term Investments	118,000	137,688,912	–	137,806,912
Asset-Backed Securities	–	418,408,857	–	418,408,857
Foreign Government Bonds	–	27,645,514	–	27,645,514
U.S. Treasury Obligations	–	602,650,556	–	602,650,556
U.S. Government Agency Obligations	–	1,655,839,186	–	1,655,839,186
Certificates of Deposit	–	3,600,014	–	3,600,014
Total Investments, at fair value	$616,367,163	$4,987,756,953	$2,733,412	$5,606,857,528
Other Financial Instruments+
Centrally Cleared Swaps	–	48,269,815	–	48,269,815
Forward Foreign Currency Contracts	–	1,016,627	–	1,016,627
Futures	1,988,594	–	–	1,988,594
Total Assets	$618,355,757	$5,037,043,395	$2,733,412	$5,658,132,564
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(50,945,344)	$–	$(50,945,344)
Forward Foreign Currency Contracts	–	(3,349,150)	–	(3,349,150)
Futures	(3,810,390)	–	–	(3,810,390)
Written Options	–	(8,067,595)	–	(8,067,595)
Total Liabilities	$(3,810,390)	$(62,362,089)	$–	$(66,172,479)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$67,321,662	$10,939,178	$-	$(2,603,058)	$75,657,782	$2,607,699	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	127,656,962	18,216,847	(30,545,122)	(2,973,491)	112,355,196	4,706,311	(2,019,122)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	55,850,342	8,800,000	-	(8,717,576)	55,932,766	-	-	-
Voya Floating Rate Fund - Class P	21,006,226	753,612	-	(242,640)	21,517,198	753,612	-	-
Voya High Yield Bond Fund - Class P	97,142,654	20,185,340	-	(5,112,544)	112,215,450	4,802,952	-	-
Voya Investment Grade Credit Fund - Class P	111,937,388	13,570,998	-	(4,460,027)	121,048,359	3,353,337	-	-
Voya Securitized Credit Fund - Class P	102,238,782	14,062,650	-	1,220,980	117,522,412	3,791,641	-	-
	$583,154,016	$86,528,625	$(30,545,122)	$(22,888,356)	$616,249,163	$20,015,552	$(2,019,122)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2015, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Mexican Peso	539,101,321	Buy	10/21/15	$32,518,100	$31,837,451	$(680,649)
Goldman Sachs & Co.	Mexican Peso	538,938,730	Buy	10/21/15	32,518,100	31,827,849	(690,251)
Goldman Sachs & Co.	Singapore Dollar	1,301,141	Buy	11/06/15	935,998	913,207	(22,791)
Goldman Sachs & Co.	Czech Koruna	19,403,537	Buy	12/18/15	803,347	799,466	(3,881)
JPMorgan Chase & Co.	Mexican Peso	539,345,207	Buy	10/21/15	32,518,100	31,851,854	(666,246)
Morgan Stanley	EU Euro	2,431,423	Buy	11/06/15	2,667,546	2,718,354	50,808
							$(2,013,010)

Barclays Bank PLC	Philippine Peso	30,666,070	Sell	11/06/15	$664,631	$654,792	$9,839
Citigroup, Inc.	Mexican Peso	278,167,615	Sell	10/21/15	16,259,050	16,427,613	(168,563)

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Mexican Peso	278,436,231	Sell	10/21/15	$16,259,050	$16,443,477	$(184,427)
Citigroup, Inc.	Thai Baht	142,019,697	Sell	11/06/15	4,004,729	3,907,792	96,937
Deutsche Bank AG	Romanian New Leu	2,063,414	Sell	12/18/15	517,078	521,076	(3,998)
Goldman Sachs & Co.	Chilean Peso	200,391,584	Sell	12/18/15	287,696	285,796	1,900
Goldman Sachs & Co.	Turkish Lira	11,701,978	Sell	12/18/15	3,798,986	3,774,534	24,452
HSBC Bank PLC	Malaysian Ringgit	20,214,909	Sell	11/06/15	5,040,119	4,600,485	439,634
HSBC Bank PLC	Colombian Peso	6,651,495,118	Sell	12/18/15	2,123,721	2,134,265	(10,544)
HSBC Bank PLC	Peruvian Nuevo Sol	6,689,361	Sell	12/18/15	2,018,820	2,021,838	(3,018)
JPMorgan Chase & Co.	Mexican Peso	278,449,238	Sell	10/21/15	16,259,050	16,444,245	(185,195)
JPMorgan Chase & Co.	Mexican Peso	278,587,440	Sell	10/21/15	16,259,050	16,452,406	(193,356)
JPMorgan Chase & Co.	Mexican Peso	557,237,120	Sell	10/21/15	32,518,100	32,908,488	(390,388)
JPMorgan Chase & Co.	Indonesian Rupiah	50,194,746,125	Sell	11/06/15	3,616,597	3,380,867	235,730
JPMorgan Chase & Co.	Brazilian Real	10,946,559	Sell	12/18/15	2,790,354	2,686,595	103,759
JPMorgan Chase & Co.	Russian Ruble	225,086,922	Sell	12/18/15	3,222,663	3,347,512	(124,849)
Morgan Stanley	Mexican Peso	78,679,027	Sell	12/18/15	4,638,503	4,625,036	13,467
Morgan Stanley	Polish Zloty	13,782,743	Sell	12/18/15	3,624,681	3,618,629	6,052
Morgan Stanley	South African Rand	56,586,342	Sell	12/18/15	4,060,625	4,026,576	34,049
Morgan Stanley	Hungarian Forint	884,306,740	Sell	12/18/15	3,130,639	3,151,633	(20,994)
							$(319,513)

At September 30, 2015, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	643	12/21/15	$82,776,206	$911,757
U.S. Treasury 2-Year Note	741	12/31/15	162,302,164	183,540
U.S. Treasury Long Bond	182	12/21/15	28,636,562	322,311
U.S. Treasury Ultra Long Bond	568	12/21/15	91,110,750	570,986
			$364,825,682	$1,988,594
Short Contracts
U.S. Treasury 5-Year Note	(5,283)	12/31/15	(636,684,073)	(3,810,390)
			$(636,684,073)	$(3,810,390)

At September 30, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	444,148,000	$(7,842,679)	$(7,842,679)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	905,910,000	27,942,953	27,942,953
Receive a fixed rate equal to 1.622% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/20	USD	118,800,000	1,316,496	1,316,496
Receive a fixed rate equal to 1.626% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/20	USD	59,400,000	669,091	669,091
Receive a fixed rate equal to 1.598% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/20	USD	58,100,000	(575,464)	(575,464)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.590%	Chicago Mercantile Exchange	09/08/20	USD	53,800,000	(506,184)	(506,184)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.644%%	Chicago Mercantile Exchange	09/18/20	USD	61,000,000	(722,868)	(722,868)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.391%	Chicago Mercantile Exchange	10/01/20	USD	231,800,000	157,557	157,557
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	230,707,000	9,169,438	9,169,438
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	480,130,000	(33,387,542)	(33,387,542)

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of September 30, 2015 (Unaudited) (Continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.810% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	08/24/25	USD	113,800,000	$587,762	$587,762
Receive a fixed rate equal to 2.794% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	08/24/25	USD	56,900,000	253,496	253,496
Receive a fixed rate equal to 2.773% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	08/25/25	USD	113,800,000	396,870	396,870
Receive a fixed rate equal to 2.848% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	08/27/25	USD	113,800,000	(772,048)	(772,048)
Receive a fixed rate equal to 2.970% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/25	USD	113,800,000	(1,382,681)	(1,382,681)
Receive a fixed rate equal to 2.247% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/25	USD	58,100,000	(1,232,509)	(1,232,509)
Receive a fixed rate equal to 2.256% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/25	USD	113,800,000	(2,503,439)	(2,503,439)
Receive a fixed rate equal to 2.260% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/25	USD	59,400,000	(1,331,402)	(1,331,402)
Receive a fixed rate equal to 2.230% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/08/25	USD	164,200,000	3,209,249	3,209,249
Receive a fixed rate equal to 2.299% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/18/25	USD	177,100,000	4,566,903	4,566,903
Receive a fixed rate equal to 1.991% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	10/01/25	USD	231,800,000	(688,527)	(688,527)
					$(2,675,528)	$(2,675,528)

At September 30, 2015, the following over-the-counter written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.950%	11/12/15	USD	1,316,017,000	$5,702,740	$(366,641)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	2.705%	11/13/15	USD	1,316,017,000	6,448,483	(7,700,954)
				Total Written Swaptions				$12,151,223	$(8,067,595)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type

Interest rate contracts	Purchased options	$7,864,294
Foreign exchange contracts	Forward foreign currency contracts	1,016,627
Interest rate contracts	Futures contracts	1,988,594
Interest rate contracts	Interest rate swaps	48,269,815
Total Asset Derivatives		$59,139,330

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,349,150
Interest rate contracts	Futures contracts	3,810,390
Interest rate contracts	Interest rate swaps	50,945,344
Interest rate contracts	Written options	8,067,595
Total Liability Derivatives		$66,172,479

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Purchased options	$-	$-	$-	$-	$-	$7,288,981	$575,313	$7,864,294
Forward foreign currency contracts	9,839	96,937	-	26,352	439,634	339,489	104,376	1,016,627
Total Assets	$9,839	$96,937	$-	$26,352	$439,634	$7,628,470	$679,689	$8,880,921

Liabilities:
Forward foreign currency contracts	$-	$1,033,639	$3,998	$716,923	$13,562	$1,560,034	$20,994	$3,349,150
Written options	-	-	-	-	-	7,700,954	366,641	8,067,595
Total Liabilities	$-	$1,033,639	$3,998	$716,923	$13,562	$9,260,988	$387,635	$11,416,745

Net OTC derivative instruments by counterparty, at fair value	$9,839	$(936,702)	$(3,998)	$(690,571)	$426,072	$(1,632,518)	$292,054	$(2,535,824)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$520,000	$-	$520,000

Net Exposure(1)	$9,839	$(936,702)	$(3,998)	$(690,571)	$426,072	$(1,112,518)	$292,054	$(2,015,824)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N- Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2015